UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Vice President, Secretary, and Chief Legal Officer
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

47	Statement of Assets and Liabilities

49	Statement of Operations

50	Statements of Changes in Net Assets

52	Financial Highlights

56	Notes to Financial Statements

74	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund

Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/22	6/30/22	1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$866.10	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class C
Actual	$1,000.00	$863.70	$6.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.10
Class F
Actual	$1,000.00	$866.40	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class F3
Actual	$1,000.00	$867.80	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.46
Class I
Actual	$1,000.00	$867.30	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86
Class P
Actual	$1,000.00	$866.10	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$ 5.11
Class R2
Actual	$1,000.00	$865.60	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class R3
Actual	$1,000.00	$864.70	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.36
Class R4
Actual	$1,000.00	$867.10	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$ 4.11
Class R5
Actual	$1,000.00	$867.50	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86
Class R6
Actual	$1,000.00	$867.80	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.42% for Class C, 0.66% for Class F, 0.49% for Class F3, 0.57% for Class I, 1.02% for Class P, 1.17% for Class R2, 1.07% for Class R3, 0.82% for Class R4, 0.57% for Class R5 and 0.49% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Asset Backed Securities	7.45%
Basic Materials	3.85%
Capital Goods	0.04%
Communications	4.73%
Consumer Discretionary	0.01%
Consumer Goods	0.05%
Consumer, Cyclical	7.55%
Consumer, Non-cyclical	9.47%
Energy	17.22%
Financials	8.04%
Foreign Government	3.72%
Industrials	3.58%
Mortgage-Backed Securities	13.61%
Municipal	2.88%
Retail	0.02%
Technology	4.89%
Transportation	0.09%
U.S. Government	6.43%
Utilities	4.75%
Repurchase Agreements	1.62%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.41%

ASSET-BACKED SECURITIES 7.68%

Automobiles 1.31%
Avis Budget Rental Car Funding AESOP LLC 2021-2A D†	4.08%		2/20/2028	$16,000,000	$14,353,045
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	5,750,000	5,649,537
Drive Auto Receivables Trust 2021-3 A3	0.79%		10/15/2025	35,508,000	34,740,040
Exeter Automobile Receivables Trust 2021-2A E†	2.90%		7/17/2028	23,000,000	21,378,615
First Investors Auto Owner Trust 2021-2A A†	0.48%		3/15/2027	74,747,119	72,915,882
Hertz Vehicle Financing III LP 2021-2A D†	4.34%		12/27/2027	20,000,000	17,255,836
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025	30,000,000	27,721,422
Santander Drive Auto Receivables Trust 2022-3 B	4.13%		8/16/2027	47,180,000	46,672,192
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	58,047,000	54,191,524
Total					294,878,093

Credit Card 0.28%
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	25,102,000	23,750,428
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	40,297,000	40,183,765	(a)
Total					63,934,193

Other 6.09%
AIMCO CLO Ltd. 2019-10A CR†	3.036% (3 Mo. LIBOR + 1.90%	)#	7/22/2032	9,360,000	8,804,354
AMMC CLO Ltd. 2021-24A C†	3.263% (3 Mo. LIBOR + 2.20%	)#	1/20/2035	17,180,000	16,193,052
AMMC CLO Ltd. 2021-24A D†	4.463% (3 Mo. LIBOR + 3.40%	)#	1/20/2035	10,800,000	10,363,049
AMMC CLO XII Ltd. 2013-12A DR†	4.102% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	3,859,000	3,484,710
AMMC CLO XIII Ltd. 2013-13A A2LR†	2.884% (3 Mo. LIBOR + 1.70%	)#	7/24/2029	3,440,000	3,337,412
AMMC CLO XIII Ltd. 2013-13A B1LR†	4.784% (3 Mo. LIBOR + 3.60%	)#	7/24/2029	5,000,000	4,771,028
Apidos CLO XXIII 2015-23A AR†	2.264% (3 Mo. LIBOR + 1.22%	)#	4/15/2033	4,000,000	3,898,710
Apidos CLO XXXV 2021-35A D†	3.713% (3 Mo. LIBOR + 2.65%	)#	4/20/2034	12,070,000	10,904,692

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	4.224% (1 Mo. LIBOR + 2.90%	)#	11/15/2036	$46,980,000	$45,108,773
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	3.129% (1 Mo. Term SOFR + 1.85%	)#	5/15/2037	28,860,000	28,354,950
Ares XLII CLO Ltd. 2017-42A D†	4.586% (3 Mo. LIBOR + 3.45%	)#	1/22/2028	6,250,000	5,985,611
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	26,440,000	24,942,761
Bain Capital Credit CLO Ltd. 2021-2A C†	3.144% (3 Mo. LIBOR + 2.10%	)#	7/16/2034	9,000,000	8,428,202
Bain Capital Credit CLO Ltd. 2021-6A C†	3.148% (3 Mo. LIBOR + 2.05%	)#	10/21/2034	14,280,000	13,292,471
Bain Capital Credit CLO Ltd. 2021-6A D†	4.198% (3 Mo. LIBOR + 3.10%	)#	10/21/2034	15,910,000	14,966,511
Ballyrock CLO Ltd. 2019-1A A1R†	2.074% (3 Mo. LIBOR + 1.03%	)#	7/15/2032	9,550,000	9,334,399
Barings CLO III Ltd. 2019-3A DR†	3.863% (3 Mo. LIBOR + 2.80%	)#	4/20/2031	11,750,000	10,908,146
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	3.044% (3 Mo. LIBOR + 2.00%	)#	1/15/2033	7,921,867	7,639,848
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.944% (3 Mo. LIBOR + 2.90%	)#	4/15/2034	12,545,753	11,667,564
Carlyle US CLO Ltd. 2021-10A C†	3.113% (3 Mo. LIBOR + 2.05%	)#	10/20/2034	10,970,000	10,213,558
Carlyle US CLO Ltd. 2021-10A D†	4.363% (3 Mo. LIBOR + 3.30%	)#	10/20/2034	5,588,139	5,223,419
Carlyle US CLO Ltd. 2021-1A B†	2.844% (3 Mo. LIBOR + 1.80%	)#	4/15/2034	13,250,000	12,176,848
Carlyle US CLO Ltd. 2021-1A C†	3.844% (3 Mo. LIBOR + 2.80%	)#	4/15/2034	17,030,000	15,583,335
CIFC Funding Ltd. 2021-1A D†	4.134% (3 Mo. LIBOR + 2.95%	)#	4/25/2033	16,080,000	14,851,163
Dryden 30 Senior Loan Fund 2013-30A DR†	4.011% (3 Mo. LIBOR + 2.60%	)#	11/15/2028	18,137,500	16,547,877
Dryden 61 CLO Ltd. 2018-61A DR†	4.144% (3 Mo. LIBOR + 3.10%	)#	1/17/2032	20,190,000	19,153,553
Dryden 72 CLO Ltd. 2019-72A DR†	4.411% (3 Mo. LIBOR + 3.00%	)#	5/15/2032	7,000,000	6,501,690
Eaton Vance CLO Ltd. 2013-1A C3R†	4.444% (3 Mo. LIBOR + 3.40%	)#	1/15/2034	14,190,000	13,434,674

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Elmwood CLO VIII Ltd. 2021-1A C1†	3.013% (3 Mo. LIBOR + 1.95%	)#	1/20/2034	$18,920,000	$17,588,333
Elmwood CLO VIII Ltd. 2021-1A D1†	4.063% (3 Mo. LIBOR + 3.00%	)#	1/20/2034	14,190,000	13,310,158
Galaxy XXI CLO Ltd. 2015-21A AR†	2.083% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	5,311,000	5,209,351
Greywolf CLO III Ltd. 2020-3RA A1R†	2.455% (3 Mo. Term SOFR + 1.55%	)#	4/15/2033	20,101,397	19,841,479
Greywolf CLO VII Ltd. 2018-2A A1†	2.243% (3 Mo. LIBOR + 1.18%	)#	10/20/2031	10,000,000	9,839,463
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.334% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	5,476,000	5,398,860
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	2.744% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	9,320,145	9,089,912
Harbor Park CLO Ltd. 2018-1A D†	3.963% (3 Mo. LIBOR + 2.90%	)#	1/20/2031	4,560,000	4,242,287
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	27,903,803	27,290,115
Invesco CLO Ltd. 2021-3A C†	3.136% (3 Mo. LIBOR + 2.00%	)#	10/22/2034	13,640,000	12,653,816
Kayne CLO 10 Ltd. 2021-10A D†	3.934% (3 Mo. LIBOR + 2.75%	)#	4/23/2034	6,630,000	6,051,858
Kayne CLO Ltd. 2018 1A DR†	3.694% (3 Mo. LIBOR + 2.65%	)#	7/15/2031	7,340,000	6,910,420
KKR CLO 29 Ltd. 29A C†	3.044% (3 Mo. LIBOR + 2.00%	)#	1/15/2032	6,150,000	5,830,661
KKR CLO 33 Ltd. 33A C†	3.063% (3 Mo. LIBOR + 2.00%	)#	7/20/2034	10,000,000	9,286,874
KKR CLO 33 Ltd. 33A D†	4.163% (3 Mo. LIBOR + 3.10%	)#	7/20/2034	8,000,000	7,333,577
KKR CLO Ltd.18 D†	4.644% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	7,110,000	6,864,220
LoanCore Issuer Ltd. 2022-CRE7 AS†	2.779% (1 Mo. SOFR + 2.00%	)#	1/17/2037	52,915,000	50,877,773
LOGAN CLO I Ltd. 2021-1A C†	2.963% (3 Mo. LIBOR + 1.90%	)#	7/20/2034	11,000,000	10,150,862
Marble Point CLO XVII Ltd. 2020-1A A†	2.363% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	19,415,475	18,992,245
Marble Point CLO XVII Ltd. 2020-1A B†	2.833% (3 Mo. LIBOR + 1.77%	)#	4/20/2033	9,348,354	8,915,512
MF1 LLC 2022-FL9 A†	2.96% (1 Mo. Term SOFR + 2.15%	)#	6/19/2037	53,580,000	52,642,350

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mountain View CLO LLC 2016-1A DR†	4.738% (3 Mo. LIBOR + 3.70%	)#	4/14/2033	$9,470,000	$8,994,539
Neuberger Berman Loan Advisers CLO Ltd. 2020-37A AR†	2.033% (3 Mo. LIBOR + .97%	)#	7/20/2031	14,330,000	14,040,517
Neuberger Berman Loan Advisers CLO Ltd. 2021-45A C†	3.038% (3 Mo. LIBOR + 2.00%	)#	10/14/2035	19,540,000	18,131,709
Newark BSL CLO 2 Ltd. 2017-1A CR†	4.334% (3 Mo. LIBOR + 3.15%	)#	7/25/2030	21,000,000	19,976,332
Oaktree CLO Ltd. 2019-4 BR†	2.763% (3 Mo. LIBOR + 1.70%	)#	10/20/2032	29,790,000	28,340,604
Oaktree CLO Ltd. 2020-1A DR†	4.194% (3 Mo. LIBOR + 3.15%	)#	7/15/2034	18,130,000	17,135,280
Oaktree CLO Ltd. 2021-1A D†	4.294% (3 Mo. LIBOR + 3.25%	)#	7/15/2034	8,280,000	7,624,177
OCP CLO Ltd. 2016-12A AR2†	1.991% (3 Mo. Term SOFR + 1.27%	)#	4/18/2033	51,270,000	50,186,177
OCP CLO Ltd. 2019-16A DR†	4.139% (3 Mo. LIBOR + 3.15%	)#	4/10/2033	8,300,000	7,781,250
OCP CLO Ltd. 2021-21A C†	2.963% (3 Mo. LIBOR + 1.90%	)#	7/20/2034	11,880,000	10,959,218
OCP CLO Ltd. 2021-22A B1†	2.763% (3 Mo. LIBOR + 1.70%	)#	12/2/2034	38,140,000	35,807,864
OCP CLO Ltd. 2021-22A D†	4.163% (3 Mo. LIBOR + 3.10%	)#	12/2/2034	4,750,000	4,403,314
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	4.161% (3 Mo. LIBOR + 2.75%	)#	2/14/2031	6,629,411	6,054,759
OHA Credit Funding 8 Ltd. 2021-8A C†	2.944% (3 Mo. LIBOR + 1.90%	)#	1/18/2034	14,190,000	13,161,483
OHA Credit Funding 8 Ltd. 2021-8A D†	3.894% (3 Mo. LIBOR + 2.85%	)#	1/18/2034	11,450,000	10,681,845
OHA Credit Funding 9 Ltd. 2021-9A C†	2.944% (3 Mo. LIBOR + 1.90%	)#	7/19/2035	13,780,000	12,716,742
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	26,005,000	23,204,384
Palmer Square CLO Ltd. 2021-1A C†	3.763% (3 Mo. LIBOR + 2.70%	)#	4/20/2034	8,990,000	8,253,002
Palmer Square CLO Ltd. 2021-4A A†	2.214% (3 Mo. LIBOR + 1.17%	)#	10/15/2034	21,980,000	21,314,780
PFS Financing Corp. 2022-C A†	3.89%		5/15/2027	103,150,000	102,130,651
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	13,731,900	12,251,137

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	$17,943,962	$17,569,850
Regata XII Funding Ltd. 2019-1A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/15/2032	22,880,000	21,596,896
Regatta XVIII Funding Ltd. 2021-1A B†	2.494% (3 Mo. LIBOR + 1.45%	)#	1/15/2034	18,940,000	17,729,506
Regatta XVIII Funding Ltd. 2021-1A D†	3.794% (3 Mo. LIBOR + 2.75%	)#	1/15/2034	18,940,000	17,139,798
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	25,020,293	22,939,427
Signal Peak CLO Ltd. 2021-10A B†	2.004% (3 Mo. LIBOR + 1.75%	)#	1/24/2035	9,820,000	9,247,403
Signal Peak CLO Ltd. 2021-10A C†	2.404% (3 Mo. LIBOR + 2.15%	)#	1/24/2035	8,590,000	8,065,935
Signal Peak CLO Ltd. 2021-10A D†	3.454% (3 Mo. LIBOR + 3.20%	)#	1/24/2035	11,460,000	10,838,587
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	29,007,691	24,392,712
THL Credit Wind River CLO Ltd. 2018-3A D†	4.013% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	1,264,235	1,184,356
TICP CLO XIV Ltd. 2019-14A BR†	3.263% (3 Mo. LIBOR + 2.20%	)#	10/20/2032	7,000,000	6,679,665
TICP CLO XIV Ltd. 2019-14A A2R†	2.713% (3 Mo. LIBOR + 1.65%	)#	10/20/2032	21,315,000	20,245,747
TICP CLO XIV Ltd. 2019-14A CR†	4.313% (3 Mo. LIBOR + 3.25%	)#	10/20/2032	13,500,000	12,630,089
VERDE CLO Ltd. 2019-1A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	4/15/2032	5,000,000	4,732,618
Voya CLO Ltd. 2019-3A BR†	2.694% (3 Mo. LIBOR + 1.65%	)#	10/17/2032	36,000,000	34,317,891
Wellman Park CLO Ltd. 2021-1A D†	3.994% (3 Mo. LIBOR + 2.95%	)#	7/15/2034	24,250,000	22,590,256
Wind River CLO Ltd. 2021-4A D†	4.263% (3 Mo. LIBOR + 3.20%	)#	1/20/2035	19,090,000	18,072,650
Total					1,367,515,636
Total Asset-Backed Securities (cost $1,813,971,674)					1,726,327,922

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
COMMON STOCKS 1.64%

Aerospace & Defense 0.10%
Huntington Ingalls Industries, Inc.	105,702	$23,024,010

Auto Components 0.03%
Chassix Holdings, Inc.*	607,057	6,829,391

Beverages 0.10%
Monster Beverage Corp.*	249,870	23,162,949

Biotechnology 0.12%
Legend Biotech Corp. ADR*	476,266	26,194,630

Electric: Utilities 0.20%
Constellation Energy Corp.	384,243	22,001,754
Exelon Corp.	520,204	23,575,645
Total		45,577,399

Electric-Generation 0.00%
Frontera Generation Holdings LLC	125,994	39,373

Entertainment 0.11%
Walt Disney Co. (The)*	259,962	24,540,413

Equity Real Estate Investment Trusts 0.06%
SBA Communications Corp.	40,702	13,026,675

Food Products 0.20%
Hershey Co. (The)	207,994	44,751,989

Information Technology Services 0.11%
Jack Henry & Associates, Inc.	134,577	24,226,551

Insurance 0.20%
Progressive Corp. (The)	190,454	22,144,087
W R Berkley Corp.	333,456	22,761,706
Total		44,905,793

Miscellaneous Financials 0.04%
UTEX Industries, Inc.	113,840	8,367,240	(a)

Personal Products 0.06%
Gibson Brands, Inc.	106,902	12,650,035
Revlon, Inc. Class A	1,798,428	455,002
Total		13,105,037

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Software 0.14%
Atlassian Corp. plc Class A (Australia)*(b)	169,485	$31,761,489

Specialty Retail 0.02%
Claires Holdings LLC	15,164	5,307,531

Technology Hardware, Storage & Peripherals 0.15%
Apple, Inc.	245,698	33,591,831

Transportation Infrastructure 0.00%
ACBL Holdings Corp.	44,897	875,491	(a)
Total Common Stocks (cost $383,848,829)		369,287,792

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 62.57%

Aerospace/Defense 0.55%
Raytheon Technologies Corp.	4.125%	11/16/2028	$23,649,000	23,362,239
TransDigm, Inc.	4.625%	1/15/2029	29,177,000	23,555,905
TransDigm, Inc.	5.50%	11/15/2027	90,082,000	76,721,939
Total				123,640,083

Agriculture 0.37%
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	39,671,000	35,142,510
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	27,564,000	22,347,145
Viterra Finance BV (Netherlands)†(b)	5.25%	4/21/2032	27,332,000	25,436,281
Total				82,925,936

Airlines 1.60%
Air Canada (Canada)†(b)	3.875%	8/15/2026	28,196,000	23,908,657
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027	30,959,621	30,609,536
American Airlines Group, Inc.†(c)	3.75%	3/1/2025	28,220,000	23,828,263
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	51,245,957	43,926,497
Azul Investments LLP†	5.875%	10/26/2024	41,283,000	31,383,378
British Airways Pass Through Trust 2019-1A Class A (United Kingdom)†(b)	3.30%	12/15/2032	14,362,629	12,835,389
British Airways Pass Through Trust 2020-1 Class A (United Kingdom)†(b)	4.25%	11/15/2032	8,239,293	7,945,483
Delta Air Lines, Inc.†	7.00%	5/1/2025	34,594,000	35,062,481
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,268,000	27,669,748

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026		$35,342,222	$31,761,171
JetBlue 2019-1 Class A Pass Through Trust	2.95%		5/15/2028		11,989,189	10,417,760
JetBlue 2019-1 Class B Pass Through Trust	8.00%		11/15/2027		8,114,804	8,274,503
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027		26,232,000	25,860,161
United Airlines 2020-1 Class A Pass Through Trust	5.875%		10/15/2027		48,082,823	47,327,947
Total						360,810,974

Apparel 0.14%
Levi Strauss & Co.†	3.50%		3/1/2031		37,377,000	30,629,143

Auto Manufacturers 0.59%
Allison Transmission, Inc.†	3.75%		1/30/2031		32,553,000	26,147,221
BMW US Capital LLC†	4.15%		4/9/2030		31,317,000	30,717,535
Ford Motor Co.	3.25%		2/12/2032		31,155,000	23,409,088
Ford Motor Credit Co. LLC	4.00%		11/13/2030		45,275,000	36,775,524
Volkswagen Group of America Finance LLC†	3.75%		5/13/2030		17,706,000	16,276,024
Total						133,325,392

Banks 2.19%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037		17,400,000	13,958,527
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(b)	5.50% (5 Yr. Treasury CMT + 4.55%	)#	10/26/2031		51,057,000	–	(d)(e)
Banco Mercantil del Norte SA (Cayman Islands)†(b)	7.625% (10 Yr. Treasury CMT + 5.35%	)#	–	(f)	16,574,000	15,387,646
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(b)	2.72% (5 Yr. Treasury CMT + 2.00%	)#	8/11/2031		18,026,000	15,890,100
Bank Hapoalim BM (Israel)†(b)	3.255% (5 Yr. Treasury CMT + 2.16%	)#	1/21/2032		21,420,000	18,421,200
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%	)#	9/30/2027		24,345,000	21,210,734
Bank OZK	2.75% (3 Mo. Term SOFR + 2.09%	)#	10/1/2031		41,658,000	37,920,427
BankUnited, Inc.	4.875%		11/17/2025		24,313,000	24,567,849
CIT Group, Inc.	6.125%		3/9/2028		50,745,000	52,955,808
Home BancShares, Inc.	3.125% (SOFR + 1.82%	)#	1/30/2032		22,742,000	21,256,877

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
HSBC Holdings plc (United Kingdom)(b)	2.999% (SOFR + 1.43%	)#	3/10/2026		$59,095,000	$56,320,522
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 Yr. Treasury CMT + 2.60%	)#	6/1/2032		35,367,000	25,937,871
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		34,559,000	32,796,998
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125% (USD 5 Yr. Swap rate + 3.70%	)#	–	(f)	13,029,000	11,795,009
SVB Financial Group	3.125%		6/5/2030		8,402,000	7,237,812
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%	)#	–	(f)	27,650,000	20,914,618
UniCredit SpA (Italy)†(b)	5.861% (USD ICE 5 Yr. Swap rate + 3.70%	)#	6/19/2032		27,137,000	23,910,010
United Overseas Bank Ltd. (Singapore)†(b)	2.00% (5 Yr. Treasury CMT + 1.23%	)#	10/14/2031		26,650,000	24,045,484
US Bancorp	3.00%		7/30/2029		27,452,000	25,002,023
Webster Financial Corp.	4.10%		3/25/2029		27,684,000	26,292,034
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%	)#	6/15/2031		17,415,000	15,822,669
Total						491,644,218

Beverages 0.49%
Bacardi Ltd.†	2.75%		7/15/2026		23,151,000	21,357,204
Bacardi Ltd.†	4.70%		5/15/2028		32,381,000	32,016,051
Becle SAB de CV (Mexico)†(b)	2.50%		10/14/2031		27,373,000	21,930,650
Brown-Forman Corp.	4.50%		7/15/2045		19,335,000	17,921,946
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029		18,843,000	16,493,466
Total						109,719,317

Biotechnology 0.36%
Amgen, Inc.	4.20%		2/22/2052		27,314,000	24,008,414
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		83,978,000	57,169,502
Total						81,177,916

Building Materials 0.23%
Builders FirstSource, Inc.†	4.25%		2/1/2032		18,188,000	13,878,990
SRM Escrow Issuer LLC†	6.00%		11/1/2028		18,656,000	15,820,102
Vulcan Materials Co.	4.50%		6/15/2047		24,595,000	21,920,336
Total						51,619,428

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 1.69%
Albemarle Corp.	4.65%	6/1/2027	$27,236,000	$26,829,021
Ashland LLC†	3.375%	9/1/2031	27,315,000	22,269,891
Braskem Idesa SAPI (Mexico)†(b)	6.99%	2/20/2032	40,748,000	31,573,384
Cabot Corp.	5.00%	6/30/2032	27,219,000	26,460,781
CF Industries, Inc.†	4.50%	12/1/2026	23,920,000	23,843,385
Chemours Co. (The)†	5.75%	11/15/2028	21,661,000	18,500,768
EverArc Escrow Sarl (Luxembourg)†(b)	5.00%	10/30/2029	28,683,000	24,181,777
FMC Corp.	3.45%	10/1/2029	19,242,000	17,475,495
Ingevity Corp.†	3.875%	11/1/2028	24,547,000	20,602,420
NOVA Chemicals Corp. (Canada)†(b)	4.25%	5/15/2029	27,282,000	21,366,307
OCP SA (Malaysia)†(b)	3.75%	6/23/2031	56,169,000	42,579,191
Olin Corp.	5.125%	9/15/2027	27,273,000	25,118,706
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	35,878,000	29,893,011
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	29,971,000	23,721,589
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	3.50%	9/10/2051	33,828,000	25,055,216
Total				379,470,942

Coal 0.22%
Peabody Energy Corp.†	6.375%	3/31/2025	6,465,000	6,236,231
SunCoke Energy, Inc.†	4.875%	6/30/2029	18,209,000	14,575,090
Warrior Met Coal, Inc.†	7.875%	12/1/2028	30,754,000	29,344,272
Total				50,155,593

Commercial Services 1.74%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.828%	2/2/2032	26,642,000	21,565,881
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029	35,831,000	31,717,718
Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365,000	15,782,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028	27,805,000	23,107,067
Block, Inc.†	3.50%	6/1/2031	18,177,000	14,524,423
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	20,223,000	19,701,693
CoStar Group, Inc.†	2.80%	7/15/2030	17,267,000	14,392,804
Georgetown University (The)	2.943%	4/1/2050	17,968,000	12,763,785
Global Payments, Inc.	2.90%	5/15/2030	33,767,000	28,524,452
Hertz Corp. (The)†	4.625%	12/1/2026	27,439,000	22,973,028
Hertz Corp. (The)†	5.00%	12/1/2029	21,211,000	16,389,846
Hertz Corp. (The)	5.50%	10/15/2024	16,775,000	251,625	(a)
Hertz Corp. (The)†	6.00%	1/15/2028	33,436,000	2,173,340

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
ITR Concession Co. LLC†	5.183%		7/15/2035	$7,658,000	$8,183,357
Johns Hopkins University	2.813%		1/1/2060	20,869,000	15,276,630
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.375%		11/15/2024	30,508,000	28,332,436
Metropolitan Museum of Art (The)	3.40%		7/1/2045	26,471,000	23,630,144
Movida Europe SA (Luxembourg)†(b)	5.25%		2/8/2031	22,777,000	17,684,063
PayPal Holdings, Inc.	4.40%		6/1/2032	27,220,000	26,978,522
Triton Container International Ltd.†	2.05%		4/15/2026	31,623,000	28,002,245
University of Miami	4.063%		4/1/2052	20,957,000	18,945,434
Total					390,901,368

Computers 1.26%
Apple, Inc.	3.00%		6/20/2027	31,927,000	31,244,231
Apple, Inc.	3.20%		5/11/2027	43,215,000	42,648,959
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	6,186,000	5,484,539
Booz Allen Hamilton, Inc.†	4.00%		7/1/2029	11,844,000	10,347,092
Condor Merger Sub, Inc.†	7.375%		2/15/2030	27,265,000	22,240,878
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	170,638,000	147,833,084
Teledyne FLIR LLC	2.50%		8/1/2030	28,076,000	23,292,606
Total					283,091,389

Cosmetics/Personal Care 0.20%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	48,869,000	45,213,403

Distribution/Wholesale 0.23%
Ferguson Finance plc (United Kingdom)†(b)	3.25%		6/2/2030	30,527,000	26,459,444
H&E Equipment Services, Inc.†	3.875%		12/15/2028	30,483,000	24,729,639
Total					51,189,083

Diversified Financial Services 1.68%
AG Issuer LLC†	6.25%		3/1/2028	24,203,000	21,155,169
Ally Financial, Inc.	8.00%		11/1/2031	30,043,000	33,434,927
Blackstone Holdings Finance Co. LLC†	2.00%		1/30/2032	31,661,000	25,192,121
Coinbase Global, Inc.†	3.375%		10/1/2028	44,843,000	28,354,229
Coinbase Global, Inc.†	3.625%		10/1/2031	40,211,000	22,699,541
CPPIB Capital, Inc. (Canada)†(b)	1.905% (SOFR + 1.25%	)#	4/4/2025	162,834,000	167,012,890
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(g)	6.054% (3 Mo. LIBOR + 5.75%	)#	1/15/2015	15,000,000	1,500	(d)
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	18,665,000	16,645,540

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Navient Corp.	6.125%		3/25/2024	$24,847,000	$23,604,650
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	26,061,000	23,750,436
USAA Capital Corp.†	2.125%		5/1/2030	19,271,000	16,534,083
Total					378,385,086

Electric 4.06%
AES Corp. (The)	2.45%		1/15/2031	37,063,000	29,845,838
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	20,396,859	14,694,917
Atlantic City Electric Co.	4.00%		10/15/2028	15,736,000	15,526,732
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%		8/1/2028	13,786,000	13,437,284
Black Hills Corp.	4.35%		5/1/2033	16,020,000	14,971,449
Calpine Corp.†	3.75%		3/1/2031	27,348,000	22,300,927
Calpine Corp.†	4.625%		2/1/2029	74,984,000	62,509,287
Calpine Corp.†	5.00%		2/1/2031	56,641,000	45,867,032
Calpine Corp.†	5.125%		3/15/2028	28,229,000	24,919,009
CenterPoint Energy, Inc.	1.867% (SOFR Index + .65%	)#	5/13/2024	13,600,000	13,268,394
Clearway Energy Operating LLC†	4.75%		3/15/2028	23,241,000	20,948,198
Constellation Energy Generation LLC	5.60%		6/15/2042	25,025,000	24,138,392
Constellation Energy Generation LLC	6.25%		10/1/2039	18,929,000	19,386,759
El Paso Electric Co.	5.00%		12/1/2044	20,062,000	18,864,709
Electricite de France SA (France)†(b)	3.625%		10/13/2025	16,500,000	16,229,334
Electricite de France SA (France)†(b)	4.50%		9/21/2028	14,507,000	14,108,987
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%		5/2/2049	21,680,000	18,201,227
Enel Finance International NV (Netherlands)†(b)	3.50%		4/6/2028	39,848,000	36,869,514
Entergy Arkansas LLC	4.00%		6/1/2028	18,151,000	17,810,152
Entergy Arkansas LLC	4.95%		12/15/2044	16,883,000	16,158,906
FirstEnergy Corp.	4.40%		7/15/2027	50,740,000	47,952,598
FirstEnergy Corp.	5.35%		7/15/2047	24,394,000	20,650,253
FirstEnergy Transmission LLC†	4.55%		4/1/2049	27,363,000	22,075,889
Indianapolis Power & Light Co.†	4.05%		5/1/2046	24,503,000	21,584,605
Louisville Gas & Electric Co.	4.375%		10/1/2045	15,039,000	13,701,078
Monongahela Power Co.†	3.55%		5/15/2027	26,657,000	25,383,167
NextEra Energy Operating Partners LP†	3.875%		10/15/2026	46,654,000	42,767,022
NextEra Energy Operating Partners LP†	4.50%		9/15/2027	21,300,000	19,764,900
NRG Energy, Inc.†	3.875%		2/15/2032	28,150,000	22,420,996
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025	9,348,890	9,212,396
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028	27,181,000	23,698,163

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	4.875%	7/17/2049	$31,878,000	$24,885,242
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	5.25%	10/24/2042	25,332,000	21,784,887
Puget Energy, Inc.	4.10%	6/15/2030	26,265,000	24,442,424
Union Electric Co.	2.625%	3/15/2051	30,381,000	21,169,558
Vistra Operations Co. LLC†	4.375%	5/1/2029	53,839,000	45,201,340
Vistra Operations Co. LLC†	5.125%	5/13/2025	45,395,000	45,031,386
Total				911,782,951

Electronics 0.21%
Amphenol Corp.	2.80%	2/15/2030	36,917,000	32,353,831
Imola Merger Corp.†	4.75%	5/15/2029	18,256,000	15,334,857
Total				47,688,688

Energy-Alternate Sources 0.57%
Sweihan PV Power Co. PJSC (United Arab Emirates)†(b)	3.625%	1/31/2049	36,365,000	30,256,771
TerraForm Power Operating LLC†	4.75%	1/15/2030	23,615,000	20,267,455
TerraForm Power Operating LLC†	5.00%	1/31/2028	24,169,000	21,936,268
Topaz Solar Farms LLC†	5.75%	9/30/2039	60,312,542	54,852,146
Total				127,312,640

Engineering & Construction 0.39%
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	5.125%	8/11/2061	32,350,000	25,680,425
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	25,603,000	17,620,113
Fluor Corp.	4.25%	9/15/2028	50,545,000	44,257,202
Total				87,557,740

Entertainment 1.80%
Churchill Downs, Inc.†	4.75%	1/15/2028	36,420,000	32,478,628
Churchill Downs, Inc.†	5.50%	4/1/2027	36,639,000	34,859,077
Cinemark USA, Inc.†	5.25%	7/15/2028	13,162,000	10,598,569
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	68,709,000	59,433,285
Magallanes, Inc.†	5.141%	3/15/2052	41,183,000	34,620,840
Magallanes, Inc.†	5.391%	3/15/2062	18,230,000	15,278,130
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026	27,129,000	24,791,941
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	40,616,000	33,168,447
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	43,979,000	37,511,668

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	$42,600,000	$34,675,082
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	38,321,000	32,484,712
WMG Acquisition Corp.†	3.00%	2/15/2031	28,911,000	22,471,219
WMG Acquisition Corp.†	3.75%	12/1/2029	38,192,000	31,956,201
Total				404,327,799

Environmental Control 0.21%
Madison IAQ LLC†	4.125%	6/30/2028	32,548,000	26,931,295
Madison IAQ LLC†	5.875%	6/30/2029	27,192,000	20,907,249
Total				47,838,544

Food 1.26%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	25,074,000	23,070,305
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	4,852,000	4,143,153
Hershey Co. (The)	2.65%	6/1/2050	10,236,000	7,508,235
Kraft Heinz Foods Co.	4.375%	6/1/2046	65,041,000	54,308,558
Kraft Heinz Foods Co.	4.875%	10/1/2049	94,132,000	83,297,997
McCormick & Co., Inc.	2.50%	4/15/2030	38,311,000	32,771,183
Post Holdings, Inc.†	4.50%	9/15/2031	34,298,000	28,151,798
Post Holdings, Inc.†	4.625%	4/15/2030	26,477,000	22,385,245
Smithfield Foods, Inc.†	5.20%	4/1/2029	28,272,000	27,804,353
Total				283,440,827

Gas 0.19%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	20,166,000	19,342,559
Southwest Gas Corp.	4.05%	3/15/2032	26,454,000	24,035,017
Total				43,377,576

Health Care-Products 0.40%
Alcon Finance Corp.†	2.60%	5/27/2030	23,575,000	20,068,625
Boston Scientific Corp.	6.75%	11/15/2035	16,135,000	18,786,264
Edwards Lifesciences Corp.	4.30%	6/15/2028	20,927,000	20,415,817
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	35,514,000	30,368,732
Total				89,639,438

Health Care-Services 3.17%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	28,864,000	23,720,675
Centene Corp.	2.50%	3/1/2031	32,280,000	25,723,286
Centene Corp.	3.00%	10/15/2030	33,846,000	28,139,057
Centene Corp.	3.375%	2/15/2030	55,263,000	47,024,116

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Centene Corp.	4.625%	12/15/2029	$48,599,000	$45,461,206
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	26,832,000	23,331,497
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	45,323,000	33,306,662
Elevance Health, Inc.	2.25%	5/15/2030	26,990,000	23,089,145
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	24,836,000	23,647,101
HCA, Inc.	3.50%	9/1/2030	48,112,000	41,068,644
HCA, Inc.	7.69%	6/15/2025	12,776,000	13,404,451
Kaiser Foundation Hospitals	4.15%	5/1/2047	17,628,000	16,494,580
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034,000	25,757,733
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	22,731,000	18,392,474
Molina Healthcare, Inc.†	3.875%	11/15/2030	32,951,000	28,217,918
Molina Healthcare, Inc.†	3.875%	5/15/2032	25,778,000	21,668,761
Montefiore Obligated Group	5.246%	11/1/2048	25,042,000	21,523,983
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	21,163,000	17,930,842
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078,000	14,851,379
NYU Langone Hospitals	4.368%	7/1/2047	12,348,000	11,465,212
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	14,960,000	13,297,101
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	20,352,000	18,611,293
Seattle Children’s Hospital	2.719%	10/1/2050	31,724,000	22,552,936
Tenet Healthcare Corp.†	4.375%	1/15/2030	28,176,000	23,893,671
Tenet Healthcare Corp.†	4.875%	1/1/2026	34,784,000	32,121,807
Tenet Healthcare Corp.†	6.125%	10/1/2028	36,407,000	31,268,880
Tenet Healthcare Corp.†	6.125%	6/15/2030	35,848,000	33,179,475
UnitedHealth Group, Inc.	4.20%	5/15/2032	33,287,000	33,288,226
Total				712,432,111

Home Builders 0.24%
NVR, Inc.	3.00%	5/15/2030	36,185,000	31,209,820
PulteGroup, Inc.	6.375%	5/15/2033	21,316,000	21,967,932
Total				53,177,752

Home Furnishings 0.11%
Leggett & Platt, Inc.	4.40%	3/15/2029	26,740,000	26,032,415

Household Products/Wares 0.08%
SC Johnson & Son, Inc.†	4.75%	10/15/2046	17,621,000	17,752,602

Insurance 1.34%
AIA Group Ltd. (Hong Kong)†(b)	3.20%	9/16/2040	23,891,000	19,125,139
AIA Group Ltd. (Hong Kong)†(b)	3.375%	4/7/2030	21,224,000	19,879,200
Arch Capital Finance LLC	4.011%	12/15/2026	23,425,000	22,994,043

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Insurance (continued)
Assurant, Inc.	2.65%	1/15/2032		$30,158,000	$23,651,099
Assurant, Inc.	3.70%	2/22/2030		14,558,000	12,960,964
AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045		21,094,000	19,269,881
Brown & Brown, Inc.	2.375%	3/15/2031		44,571,000	35,327,998
Fidelity National Financial, Inc.	4.50%	8/15/2028		26,914,000	25,974,104
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		28,610,000	23,813,670
PartnerRe Finance B LLC	3.70%	7/2/2029		26,944,000	25,634,211
Selective Insurance Group, Inc.	5.375%	3/1/2049		19,241,000	18,413,855
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		17,804,000	15,890,249
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		14,842,000	14,264,248
Transatlantic Holdings, Inc.	8.00%	11/30/2039		17,809,000	23,049,155
W R Berkley Corp.	3.15%	9/30/2061		2,868,000	1,884,935
Total					302,132,751

Internet 1.34%
Amazon.com, Inc.	3.15%	8/22/2027		73,837,000	71,858,253
Amazon.com, Inc.	4.25%	8/22/2057		20,632,000	19,419,253
Amazon.com, Inc.	4.80%	12/5/2034		18,691,000	19,603,530
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		24,475,000	22,441,739
Netflix, Inc.(h)	3.625%	5/15/2027	EUR	51,139,000	50,323,183
Netflix, Inc.	4.875%	4/15/2028		$34,559,000	32,595,358
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		34,479,000	32,782,670
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038		31,679,000	27,082,925
VeriSign, Inc.	2.70%	6/15/2031		30,287,000	24,406,781
Total					300,513,692

Investment Companies 0.18%
Blackstone Private Credit Fund†	2.625%	12/15/2026		22,681,000	19,019,975
Temasek Financial I Ltd. (Singapore)†(b)	2.50%	10/6/2070		32,855,000	22,107,211
Total					41,127,186

Iron-Steel 0.53%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026		10,873,000	9,498,870
CSN Resources S.A. (Brazil)†(b)	5.875%	4/8/2032		40,878,000	31,169,475
CSN Resources SA (Brazil)†(b)	4.625%	6/10/2031		29,982,000	21,336,541
United States Steel Corp.	6.875%	3/1/2029		38,815,000	33,963,125
Vale Overseas Ltd. (Brazil)(b)	3.75%	7/8/2030		27,265,000	23,939,897
Total					119,907,908

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Leisure Time 0.43%
Carnival Corp.†	4.00%	8/1/2028		$67,000,000	$55,177,180
Life Time, Inc.†	5.75%	1/15/2026		25,769,000	23,179,216
Pinnacle Bidco plc†(h)	5.50%	2/15/2025	EUR	18,919,000	17,942,680
Total					96,299,076

Lodging 1.05%
Boyd Gaming Corp.	4.75%	12/1/2027		$18,833,000	17,083,414
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		27,980,000	25,112,441
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		53,017,000	48,060,706
Marriott International, Inc.	3.50%	10/15/2032		27,083,000	23,393,930
Sands China Ltd. (Macao)†(b)	3.10%	3/8/2029		33,714,000	23,912,666
Sands China Ltd. (Macao)(b)	4.875%	6/18/2030		27,379,000	20,058,677
Travel + Leisure Co.	6.00%	4/1/2027		24,188,000	21,946,403
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		30,025,000	25,756,496
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		32,800,000	30,076,944
Total					235,401,677

Machinery-Diversified 0.31%
nVent Finance Sarl (Luxembourg)(b)	2.75%	11/15/2031		16,340,000	13,300,152
TK Elevator Holdco GmbH†(h)	6.625%	7/15/2028	EUR	27,485,100	24,704,313
TK Elevator US Newco, Inc.†	5.25%	7/15/2027		$15,778,000	14,094,487
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026		20,703,000	18,880,072
Total					70,979,024

Media 1.46%
Cable One, Inc.†	4.00%	11/15/2030		30,617,000	25,192,892
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028		34,968,000	32,385,788
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		39,006,000	9,800,258
FactSet Research Systems, Inc.	3.45%	3/1/2032		42,113,000	36,963,057
Gray Escrow II, Inc.†	5.375%	11/15/2031		38,090,000	30,601,696
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027		17,575,000	16,441,149
News Corp.†	3.875%	5/15/2029		29,380,000	25,449,720
Nexstar Media, Inc.†	4.75%	11/1/2028		25,397,000	21,829,610
Nexstar Media, Inc.†	5.625%	7/15/2027		23,661,000	21,640,351
Univision Communications, Inc.†	4.50%	5/1/2029		28,215,000	23,705,059
UPC Broadband Finco BV (Netherlands)†(b)	4.875%	7/15/2031		54,021,000	44,188,368
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032		47,758,000	39,738,477
Total					327,936,425

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Metal Fabricate-Hardware 0.11%
Roller Bearing Co. of America, Inc.†	4.375%		10/15/2029	$29,284,000	$24,954,831

Mining 1.75%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%		3/31/2029	42,612,000	38,172,682
Anglo American Capital plc (United Kingdom)†(b)	4.75%		3/16/2052	26,719,000	23,006,460
Anglo American Capital plc (United Kingdom)†(b)	5.625%		4/1/2030	17,340,000	17,480,137
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%		4/1/2031	85,126,000	69,639,027
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	6.125%		4/15/2032	28,318,000	25,542,411
Freeport Indonesia PT (Indonesia)†(b)	5.315%		4/14/2032	24,005,000	21,880,557
Freeport Indonesia PT (Indonesia)†(b)	6.20%		4/14/2052	23,543,000	20,526,435
Freeport-McMoRan, Inc.	4.125%		3/1/2028	19,839,000	18,448,881
Freeport-McMoRan, Inc.	4.375%		8/1/2028	17,287,000	16,169,085
Hecla Mining Co.	7.25%		2/15/2028	25,587,000	23,619,714
Kaiser Aluminum Corp.†	4.50%		6/1/2031	29,542,000	22,411,729
Mirabela Nickel Ltd.	1.00%		9/10/2044	185,297	19	(d)
Newmont Corp.	2.25%		10/1/2030	31,484,000	26,164,511
Novelis Corp.†	4.75%		1/30/2030	27,118,000	22,591,735
Teck Resources Ltd. (Canada)(b)	3.90%		7/15/2030	26,282,000	24,200,538
Vedanta Resources Finance II plc (United Kingdom)†(b)	8.95%		3/11/2025	28,478,000	22,582,057
Total					392,435,978

Miscellaneous Manufacturing 0.10%
Hillenbrand, Inc.	3.75%		3/1/2031	27,271,000	22,075,465

Multi-National 0.62%
Asian Development Bank (Philippines)(b)	1.671% (SOFR Index + 1.00%	)#	4/6/2027	96,200,000	99,172,486
Inter-American Investment Corp.	2.625%		4/22/2025	41,000,000	40,338,726
Total					139,511,212

Office/Business Equipment 0.10%
CDW LLC/CDW Finance Corp.	3.569%		12/1/2031	27,258,000	22,570,714

Oil & Gas 13.27%
Antero Resources Corp.†	5.375%		3/1/2030	86,629,000	79,126,929
Apache Corp.	4.25%		1/15/2030	53,546,000	47,542,958
Apache Corp.	4.75%		4/15/2043	34,110,000	26,627,582
Apache Corp.	5.10%		9/1/2040	54,791,000	46,423,318
California Resources Corp.†	7.125%		2/1/2026	33,958,000	33,265,427

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Callon Petroleum Co.	6.125%	10/1/2024	$19,780,000	$20,096,975
Callon Petroleum Co.	6.375%	7/1/2026	39,782,000	36,752,402
Callon Petroleum Co.†	7.50%	6/15/2030	31,136,000	28,697,428
Callon Petroleum Co.†	8.00%	8/1/2028	35,941,000	34,577,938
Cenovus Energy, Inc. (Canada)(b)	2.65%	1/15/2032	28,867,000	23,910,681
Cenovus Energy, Inc. (Canada)(b)	3.75%	2/15/2052	54,917,000	41,797,675
Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	71,982,000	69,310,396
Centennial Resource Production LLC†	5.375%	1/15/2026	31,260,000	28,290,898
Centennial Resource Production LLC†	6.875%	4/1/2027	66,617,000	63,378,728
Chesapeake Energy Corp.†	6.75%	4/15/2029	51,857,000	50,301,290
CITGO Petroleum Corp.†	7.00%	6/15/2025	18,942,000	18,365,500
CNX Resources Corp.†	7.25%	3/14/2027	33,147,000	32,529,637
Comstock Resources, Inc.†	5.875%	1/15/2030	32,863,000	28,352,060
Comstock Resources, Inc.†	6.75%	3/1/2029	36,722,000	32,960,382
Continental Resources, Inc.	4.375%	1/15/2028	83,971,000	79,090,606
Continental Resources, Inc.†	5.75%	1/15/2031	34,812,000	33,723,081
Crescent Energy Finance LLC†	7.25%	5/1/2026	35,562,000	32,427,388
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	36,330,000	32,638,458
Diamondback Energy, Inc.	3.50%	12/1/2029	41,408,000	37,967,153
Diamondback Energy, Inc.	4.25%	3/15/2052	54,531,000	45,351,299
Diamondback Energy, Inc.	4.40%	3/24/2051	41,161,000	35,144,075
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	34,031,000	32,207,150
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	57,117,000	54,561,871
EQT Corp.	6.625%	2/1/2025	28,591,000	29,469,744
Exxon Mobil Corp.	3.043%	3/1/2026	42,103,000	41,369,639
Geopark Ltd. (Colombia)†(b)	5.50%	1/17/2027	21,767,000	18,272,961
Helmerich & Payne, Inc.	2.90%	9/29/2031	38,506,000	33,044,378
Hess Corp.	5.60%	2/15/2041	28,128,000	27,457,762
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	19,006,000	16,723,179
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	26,585,000	22,962,794
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	21,789,000	20,576,987
Kosmos Energy Ltd.†	7.125%	4/4/2026	24,363,000	20,742,536
Kosmos Energy Ltd.†	7.75%	5/1/2027	43,684,000	37,421,373
Laredo Petroleum, Inc.†	7.75%	7/31/2029	49,641,000	44,855,111
Laredo Petroleum, Inc.	10.125%	1/15/2028	69,890,000	69,283,005
Lukoil Capital DAC (Ireland)†(b)	3.60%	10/26/2031	35,271,000	18,693,630
Lukoil Securities BV (Netherlands)†(b)	3.875%	5/6/2030	45,000,000	23,850,000
Matador Resources Co.	5.875%	9/15/2026	28,043,000	27,009,335

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
MC Brazil Downstream Trading Sarl (Luxembourg)†(b)	7.25%	6/30/2031	$29,276,000	$23,343,072
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	41,876,000	38,309,873
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	91,152,000	92,006,094
Murphy Oil Corp.	5.875%	12/1/2027	38,084,000	35,611,968
Murphy Oil Corp.	6.375%	7/15/2028	28,679,000	26,798,805
Occidental Petroleum Corp.	6.125%	1/1/2031	77,155,000	78,360,161
Occidental Petroleum Corp.	6.625%	9/1/2030	20,011,000	20,647,750
Occidental Petroleum Corp.	7.50%	5/1/2031	11,056,000	11,909,800
Occidental Petroleum Corp.	8.875%	7/15/2030	15,000,000	17,249,813
OGX Austria GmbH (Brazil)†(b)(g)	8.50%	6/1/2018	20,000,000	400
OQ SAOC (Oman)†(b)	5.125%	5/6/2028	36,296,000	34,332,459
Ovintiv, Inc.	5.15%	11/15/2041	19,333,000	19,400,241
Ovintiv, Inc.	6.50%	8/15/2034	13,421,000	14,028,320
Ovintiv, Inc.	6.50%	2/1/2038	35,742,000	36,947,724
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	27,618,000	22,997,016
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	30,064,000	25,804,839
PDC Energy, Inc.	5.75%	5/15/2026	56,834,000	53,122,456
Pertamina Persero PT (Indonesia)†(b)	4.175%	1/21/2050	28,114,000	22,082,704
Pertamina Persero PT (Indonesia)†(b)	4.70%	7/30/2049	29,885,000	24,777,448
Petroleos Mexicanos (Mexico)(b)	6.70%	2/16/2032	56,064,000	42,866,534
Pioneer Natural Resources Co.	2.15%	1/15/2031	27,216,000	22,436,241
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	25,394,000	22,764,832
Qatar Petroleum (Qatar)†(b)	3.30%	7/12/2051	113,008,000	87,538,031
Range Resources Corp.†	4.75%	2/15/2030	54,590,000	49,044,475
Range Resources Corp.	4.875%	5/15/2025	31,064,000	30,354,498
Range Resources Corp.	8.25%	1/15/2029	51,263,000	52,349,135
Reliance Industries Ltd. (India)†(b)	3.625%	1/12/2052	36,400,000	26,471,300
Rockcliff Energy II LLC†	5.50%	10/15/2029	6,454,000	5,882,208
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	40,068,000	35,633,274
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	38,912,000	45,247,477
SM Energy Co.	5.625%	6/1/2025	19,646,000	18,591,206
SM Energy Co.	6.625%	1/15/2027	83,481,000	78,155,747
SM Energy Co.	6.75%	9/15/2026	38,152,000	36,041,718
Southwestern Energy Co.	4.75%	2/1/2032	7,259,000	6,220,527
Southwestern Energy Co.	5.375%	2/1/2029	51,484,000	47,852,834
Southwestern Energy Co.	5.375%	3/15/2030	36,200,000	33,377,486
Southwestern Energy Co.	8.375%	9/15/2028	26,583,000	28,058,224
Suncor Energy, Inc. (Canada)(b)	4.00%	11/15/2047	54,532,000	46,699,775

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%		8/15/2030	$44,488,000	$34,002,623
Texaco Capital, Inc.	8.625%		11/15/2031	11,023,000	13,974,954
Thaioil Treasury Center Co. Ltd. (Thailand)†(b)	3.75%		6/18/2050	11,638,000	7,849,366
Viper Energy Partners LP†	5.375%		11/1/2027	37,953,000	36,339,122
Total					2,982,634,249

Oil & Gas Services 0.62%
Oceaneering International, Inc.	4.65%		11/15/2024	26,775,000	24,802,218
Oceaneering International, Inc.	6.00%		2/1/2028	35,959,000	31,738,852
TechnipFMC plc (United Kingdom)†(b)	6.50%		2/1/2026	20,325,000	20,320,140
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		9/1/2027	27,265,000	24,235,722
Weatherford International Ltd.†	8.625%		4/30/2030	45,822,000	38,111,821
Total					139,208,753

Packaging & Containers 0.36%
Ball Corp.	2.875%		8/15/2030	44,249,000	35,714,095
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026	20,868,000	21,403,264
Sealed Air Corp.†	6.875%		7/15/2033	22,752,000	22,967,007
Total					80,084,366

Pharmaceuticals 0.82%
AbbVie, Inc.	3.20%		11/21/2029	26,942,000	24,806,636
AbbVie, Inc.	4.25%		11/21/2049	27,859,000	24,778,992
BellRing Brands, Inc.†	7.00%		3/15/2030	18,206,000	17,184,006
CVS Health Corp.	3.625%		4/1/2027	25,783,000	25,138,150
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	26,580,000	23,622,311
Owens & Minor, Inc.†	4.50%		3/31/2029	26,751,000	21,874,961
Pfizer, Inc.	2.625%		4/1/2030	26,408,000	24,130,220
Zoetis, Inc.	2.00%		5/15/2030	26,673,000	22,356,411
Total					183,891,687

Pipelines 2.76%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%		11/2/2047	28,472,000	27,031,715
AI Candelaria Spain SA (Spain)†(b)	5.75%		6/15/2033	33,027,000	24,228,083
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028	20,804,000	18,685,529
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	35,356,000	28,124,833

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Pipelines (continued)
Cheniere Energy Partners LP†	3.25%		1/31/2032			$42,841,000	$33,831,752
Colonial Enterprises, Inc.†	3.25%		5/15/2030			27,253,000	24,769,486
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031			67,727,000	57,874,076
DT Midstream, Inc.†	4.30%		4/15/2032			27,294,000	25,074,623
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%	)#	–	(f)		25,692,000	22,773,838
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040			52,294,000	41,444,961
Magellan Midstream Partners LP	3.95%		3/1/2050			27,299,000	21,588,708
NGPL PipeCo LLC†	3.25%		7/15/2031			23,375,000	19,501,188
NGPL PipeCo LLC†	4.875%		8/15/2027			25,138,000	24,893,258
Northern Natural Gas Co.†	4.30%		1/15/2049			20,972,000	18,302,212
ONEOK, Inc.	4.45%		9/1/2049			27,299,000	21,797,881
Sabal Trail Transmission LLC†	4.246%		5/1/2028			20,166,000	19,723,703
Sabine Pass Liquefaction LLC	4.50%		5/15/2030			58,643,000	56,261,058
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.55%		11/1/2028			24,773,000	22,752,886
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029			26,626,000	23,362,984
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031			25,688,000	22,027,331
Western Midstream Operating LP	4.55%		2/1/2030			77,630,000	67,366,926
Total							621,417,031

Real Estate 0.56%
Canary Wharf Group Investment Holdings plc†(h)	3.375%		4/23/2028		GBP	17,076,000	18,552,730
Hunt Cos., Inc.†	5.25%		4/15/2029			$66,739,000	56,827,925
Kennedy-Wilson, Inc.	4.75%		2/1/2030			30,619,000	24,010,348
Kennedy-Wilson, Inc.	5.00%		3/1/2031			35,427,000	27,510,660
Total							126,901,663

REITS 1.96%
Alexandria Real Estate Equities, Inc.	2.00%		5/18/2032			8,963,000	7,089,518
Alexandria Real Estate Equities, Inc.	3.95%		1/15/2028			20,750,000	20,107,614
Alexandria Real Estate Equities, Inc.	4.90%		12/15/2030			19,794,000	19,668,801
American Campus Communities Operating Partnership LP	2.25%		1/15/2029			22,298,000	20,666,999
American Campus Communities Operating Partnership LP	3.875%		1/30/2031			37,586,000	37,000,335
Crown Castle International Corp.	2.50%		7/15/2031			27,508,000	22,539,262
Crown Castle International Corp.	4.15%		7/1/2050			14,809,000	12,342,303
EPR Properties	3.60%		11/15/2031			11,302,000	8,946,400
GLP Capital LP/GLP Financing II, Inc.	3.25%		1/15/2032			26,936,000	21,642,140

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		$19,903,000	$17,197,160
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		17,589,000	17,209,781
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		22,644,000	22,241,361
Goodman US Finance Four LLC†	4.50%	10/15/2037		11,638,000	10,772,480
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		28,847,000	22,246,178
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		28,793,000	26,322,561
Prologis LP	4.375%	2/1/2029		15,050,000	15,047,491
Rayonier LP	2.75%	5/17/2031		50,062,000	41,843,218
SBA Communications Corp.	3.875%	2/15/2027		40,849,000	37,382,758
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		13,662,000	13,019,271
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		51,918,000	46,511,000
Total					439,796,631

Retail 1.22%
Costco Wholesale Corp.	1.75%	4/20/2032		32,489,000	26,765,393
Dollar Tree, Inc.	3.375%	12/1/2051		50,074,000	35,649,444
Gap, Inc. (The)†	3.875%	10/1/2031		22,710,000	15,886,326
Genuine Parts Co.	2.75%	2/1/2032		18,187,000	15,068,000
Kohl’s Corp.	5.55%	7/17/2045		40,411,000	34,132,526
Murphy Oil USA, Inc.†	3.75%	2/15/2031		41,310,000	35,179,390
Murphy Oil USA, Inc.	4.75%	9/15/2029		17,790,000	16,044,890
SRS Distribution, Inc.†	4.625%	7/1/2028		18,177,000	15,933,777
Stonegate Pub Co. Financing 2019 plc(h)	8.00%	7/13/2025	GBP	17,255,000	19,292,648
Stonegate Pub Co. Financing 2019 plc(h)	8.25%	7/31/2025	GBP	31,938,000	35,656,849
Tiffany & Co.	4.90%	10/1/2044		$24,318,000	24,082,063
Total					273,691,306

Savings & Loans 0.00%
Washington Mutual Bank(g)	6.875%	6/15/2011		22,500,000	2,250	(d)

Semiconductors 0.95%
Entegris Escrow Corp.†	4.75%	4/15/2029		23,179,000	21,627,238
KLA Corp.	4.10%	3/15/2029		16,566,000	16,374,721
KLA Corp.	4.65%	7/15/2032		30,948,000	31,592,878
Lam Research Corp.	4.875%	3/15/2049		17,958,000	18,299,580
Micron Technology, Inc.	5.327%	2/6/2029		10,904,000	10,857,407
ON Semiconductor Corp.†	3.875%	9/1/2028		29,897,000	26,362,922
TSMC Arizona Corp.	3.25%	10/25/2051		109,734,000	88,236,088
Total					213,350,834

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Shipbuilding 0.08%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	$19,414,000	$18,314,646

Software 2.00%
Autodesk, Inc.	3.50%	6/15/2027	27,008,000	25,852,734
Electronic Arts, Inc.	2.95%	2/15/2051	16,021,000	11,698,769
Intuit, Inc.	1.65%	7/15/2030	36,086,000	29,662,882
Minerva Merger Sub, Inc.†	6.50%	2/15/2030	27,338,000	22,814,791
MSCI, Inc.†	3.25%	8/15/2033	31,489,000	25,159,711
MSCI, Inc.†	3.875%	2/15/2031	66,798,000	57,305,336
MSCI, Inc.†	4.00%	11/15/2029	44,468,000	39,522,714
Oracle Corp.	4.50%	7/8/2044	27,266,000	22,304,894
PTC, Inc.†	4.00%	2/15/2028	27,037,000	24,477,469
ROBLOX Corp.†	3.875%	5/1/2030	56,079,000	45,623,631
Roper Technologies, Inc.	1.75%	2/15/2031	30,818,000	24,044,146
ServiceNow, Inc.	1.40%	9/1/2030	33,835,000	26,509,647
Twilio, Inc.	3.625%	3/15/2029	66,504,000	56,037,268
Workday, Inc.	3.80%	4/1/2032	41,702,000	38,147,727
Total				449,161,719

Telecommunications 1.97%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026	29,167,000	26,308,780
CT Trust (Guatemala)†(b)	5.125%	2/3/2032	14,302,000	11,487,795
Frontier Communications Holdings LLC†	5.875%	10/15/2027	16,606,000	14,973,674
Hughes Satellite Systems Corp.	5.25%	8/1/2026	21,000,000	19,359,480
Sprint Capital Corp.	6.875%	11/15/2028	108,783,000	114,712,761
T-Mobile USA, Inc.	3.375%	4/15/2029	55,389,000	48,626,280
T-Mobile USA, Inc.	3.875%	4/15/2030	16,027,000	14,972,332
T-Mobile USA, Inc.	4.50%	4/15/2050	26,806,000	23,847,552
Verizon Communications, Inc.	4.016%	12/3/2029	58,939,000	57,136,678
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%	1/31/2031	60,933,000	49,150,690
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.75%	7/15/2031	42,074,000	34,079,940
Xiaomi Best Time International Ltd. (Hong Kong)†(b)	4.10%	7/14/2051	40,375,000	27,195,885
Total				441,851,847

Toys/Games/Hobbies 0.20%
Hasbro, Inc.	3.90%	11/19/2029	26,072,000	23,966,264
Hasbro, Inc.	5.10%	5/15/2044	24,241,000	21,746,958
Total				45,713,222

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.25%
Autoridad del Canal de Panama (Panama)†(b)	4.95%		7/29/2035	$13,240,000	$13,481,460
Central Japan Railway Co. (Japan)†(b)	4.25%		11/24/2045	17,006,000	16,567,080
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%		2/20/2034	29,061,719	25,304,550
Total					55,353,090
Total Corporate Bonds (cost $16,051,145,007)					14,063,479,587

FLOATING RATE LOANS(i) 2.51%

Aerospace/Defense 0.10%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	8,102,769	7,667,245
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%		3/6/2025	15,012,455	15,037,451
Total					22,704,696

Beverages 0.10%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(b)	–	(j)	4/21/2029	22,425,846	21,332,586

Building & Construction 0.18%
Centuri Group, Inc Term Loan B	3.56% (3 Mo. LIBOR + 2.50%	)	8/27/2028	22,540,134	21,652,728
USIC Holdings, Inc. 2021 Term Loan	5.166% (1 Mo. LIBOR + 3.50%	)	5/12/2028	19,556,904	18,268,593
Total					39,921,321

Building Materials 0.21%
ACProducts, Inc. 2021 Term Loan B	5.916% - 6.50% (6 Mo. LIBOR + 4.25% (3 Mo. LIBOR + 4.25%	) )	5/17/2028	427	333
Oscar AcquisitionCo, LLC Term Loan B	6.108% (3 Mo. SOFR + 4.50%	)	4/29/2029	30,975,000	27,800,063
Quikrete Holdings, Inc. 2021 Term Loan B1	4.666% (1 Mo. LIBOR + 3.00%	)	6/11/2028	20,750,572	19,624,853
Total					47,425,249

Cable & Satellite Television 0.00%
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(b)	–	(j)	2/1/2029	978,616	912,941

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Diversified Capital Goods 0.20%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(h)	–	(j)	3/16/2029	EUR	25,074,401	$24,063,693
Tank Holding Corp. 2022 Term Loan	7.625% (1 Mo. SOFR + 6.00%	)	3/31/2028		$22,267,001	21,376,321
Total						45,440,014

Electric: Generation 0.27%
Astoria Energy LLC 2020 Term Loan B	5.166% (1 Mo. LIBOR + 3.50%	)	12/10/2027		36,999,305	34,952,689
EFS Cogen Holdings I LLC 2020 Term Loan B	5.76% (3 Mo. LIBOR + 3.50%	)	10/1/2027		25,072,122	23,541,719
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	3.75% (3 Mo. LIBOR + 1.50%	)	7/28/2028		1,716,482	429,121	(k)
Frontera Generation Holdings LLC 2021 Term Loan	15.25% (3 Mo. LIBOR + 13.00%	)	7/28/2026		1,773,053	1,755,322
Total						60,678,851

Electric: Integrated 0.17%
Generation Bridge Acquisition, LLC Term Loan B	7.25% (3 Mo. LIBOR + 5.00%	)	12/1/2028		14,721,935	14,427,496
Generation Bridge Acquisition, LLC Term Loan C	7.25% (3 Mo. LIBOR + 5.00%	)	12/1/2028		304,453	298,364
Helix Gen Funding, LLC Term Loan B	5.416% (1 Mo. LIBOR + 3.75%	)	6/3/2024		25,315,026	23,470,194
Total						38,196,054

Gas Distribution 0.22%
Brazos Delaware II, LLC Term Loan B	5.595% (1 Mo. LIBOR + 4.00%	)	5/21/2025		27,230,317	26,297,678
Oryx Midstream Services Permian Basin LLC Term Loan B	4.705% (3 Mo. LIBOR + 3.25%	)	10/5/2028		24,061,073	22,958,354
Total						49,256,032

Health Facilities 0.23%
Electron BidCo Inc. 2021 Term Loan	4.666% (1 Mo. LIBOR + 3.00%	)	11/1/2028		27,631,563	25,951,564
Global Medical Response, Inc. 2020 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%	)	10/2/2025		26,649,705	24,859,244
Total						50,810,808

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Health Services 0.15%
National Mentor Holdings, Inc. 2021 Term Loan C	6.01% (3 Mo. LIBOR + 3.75%	)	3/2/2028		$1,146,848	$999,604
National Mentor Holdings, Inc. 2021 Term Loan	5.42% (1 Mo. LIBOR + 3.75%	)	3/2/2028		36,684,060	31,974,193
Total						32,973,797

Investments & Miscellaneous Financial Services 0.00%
HighTower Holdings LLC 2021 Term Loan B	5.098% (3 Mo. LIBOR + 4.00%	)	4/21/2028		51,928	49,137

Machinery 0.09%
SPX Flow, Inc. 2022 Term Loan	6.125% (1 Mo. SOFR + 4.50%	)	4/5/2029		21,958,533	20,520,249
Vertical US Newco Inc Term Loan B	4.019% (6 Mo. LIBOR + 3.50%	)	7/30/2027		67,825	64,632
Total						20,584,881

Metals/Mining (Excluding Steel) 0.09%
Peabody Energy Corporation 2018 Term Loan	4.374% (1 Mo. LIBOR + 2.75%	)	3/31/2025		21,336,111	19,938,916

Personal & Household Products 0.00%
FGI Operating Company, LLC Exit Term Loan	12.25% (3 Mo. LIBOR + 10.00%	)	5/16/2023		835,137	104,810	(k)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	5.459% (6 Mo. LIBOR + 3.50%	)	6/30/2025		198	127
Total						104,937

Software/Services 0.23%
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	–	(j)	12/1/2027		19,291,072	18,500,139
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	6.23% (3 Mo. LIBOR + 5.00%	)	7/27/2028		12,336,179	11,124,581
Peraton Corp. Term Loan B	5.416% (1 Mo. LIBOR + 3.75%	)	2/1/2028		24,509,134	23,082,335
Total						52,707,055

Specialty Retail 0.11%
Winterfell Financing Sarl EUR Term Loan B(h)	2.925% (3 Mo. EURIBOR + 2.93%	)	5/4/2028	EUR	25,362,023	23,798,458

Support: Services 0.00%
Verscend Holding Corp. 2021 Term Loan B	5.666% (3 Mo. LIBOR + 4.00%	)	8/27/2025		$27,213	26,124

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Technology Hardware & Equipment 0.10%
Atlas CC Acquisition Corp Term Loan B	5.825% (3 Mo. LIBOR + 4.25%	)	5/25/2028		$19,983,440	$18,522,251
Atlas CC Acquisition Corp Term Loan C	5.825% (3 Mo. LIBOR + 4.25%	)	5/25/2028		4,064,428	3,767,238
Total						22,289,489

Theaters & Entertainment 0.06%
Vue International Bidco p.l.c. 2019
EUR Term Loan B(h)	–	(j)	7/3/2026	EUR	18,451,184	13,941,197
Total Floating Rate Loans (cost $603,515,213)						563,092,543

FOREIGN GOVERNMENT OBLIGATIONS 3.32%

Angola 0.23%
Angolan Government International Bond†(b)	9.125%		11/26/2049		$43,679,000	31,075,425
Angolan Government International Bond†(b)	9.375%		5/8/2048		28,137,000	20,471,074
Total						51,546,499

Australia 0.11%
Australia Government Bond(h)	4.25%		4/21/2026	AUD	33,642,000	24,029,366

Bermuda 0.16%
Bermuda Government International Bond†	2.375%		8/20/2030		$17,345,000	14,568,128
Bermuda Government International Bond†	3.375%		8/20/2050		29,737,000	21,690,724
Total						36,258,852

Brazil 0.19%
Federal Republic of Brazil(b)	4.75%		1/14/2050		63,608,000	43,287,213

Colombia 0.20%
Colombia Government International Bond(b)	5.20%		5/15/2049		66,802,000	45,478,749

Costa Rica 0.22%
Costa Rica Government International Bond†(b)	7.158%		3/12/2045		55,859,000	48,802,400

Dominican Republic 0.10%
Dominican Republic International Bond†(b)	6.00%		2/22/2033		28,010,000	23,404,005

Ecuador 0.25%
Ecuador Government International Bond†(b)	5.00%		7/31/2030		85,936,332	55,967,896

France 0.20%
Caisse d’Amortissement de la Dette Sociale†(b)	3.00%		5/17/2025		45,495,000	45,207,801

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Gabon 0.10%
Gabon Government International Bond†(b)	7.00%		11/24/2031		$28,942,000	$21,197,410

Kenya 0.04%
Kenya Government International Bond†(b)	7.25%		2/28/2028		10,163,000	7,374,984
Kenya Government International Bond†(b)	8.25%		2/28/2048		2,800,000	1,729,314
Total						9,104,298

Mongolia 0.11%
Development Bank of Mongolia LLC†(b)	7.25%		10/23/2023		24,219,000	23,431,883

Norway 0.90%
Kommunalbanken AS†(b)	2.448% (SOFR + 1.00%	)#	6/17/2026		196,066,000	201,358,968

Oman 0.13%
Oman Sovereign Sukuk Co.†(b)	4.875%		6/15/2030		29,809,000	28,966,747

Senegal 0.11%
Senegal Government International Bond†(h)	5.375%		6/8/2037	EUR	38,396,000	25,324,016

South Africa 0.19%
South Africa Government International Bond(b)	5.75%		9/30/2049		$26,500,000	18,179,133
South Africa Government International Bond(b)	7.30%		4/20/2052		30,617,000	24,560,957
Total						42,740,090

Sri Lanka 0.08%
Sri Lanka Government International Bond†(b)(c)	5.875%		7/25/2022		45,243,000	18,915,572
Total Foreign Government Obligations (cost $903,713,872)						745,021,765

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.09%
Fannie Mae or Freddie Mac(l)	3.50%		TBA		70,455,000	67,735,814
Fannie Mae or Freddie Mac	3.50%		8/1/2045		43,621,978	42,991,954
Fannie Mae or Freddie Mac(l)	4.00%		TBA		175,000,000	172,323,730
Fannie Mae or Freddie Mac(l)	4.50%		TBA		255,131,000	255,619,336
Fannie Mae or Freddie Mac(l)	5.00%		TBA		47,142,000	47,997,369
Fannie Mae Pool	3.50%		9/1/2051- 4/1/2052		59,782,285	58,233,626
Fannie Mae Pool	4.00%		5/1/2052		94,276,641	94,591,739
Fannie Mae Pool(l)	5.50%		TBA		109,500,000	113,383,856
Ginnie Mae(l)	3.50%		TBA		65,450,000	63,609,219
Ginnie Mae(l)	4.00%		TBA		127,750,000	126,949,068
Ginnie Mae(l)	4.50%		TBA		221,850,000	224,950,619
Ginnie Mae(l)	5.00%		TBA		97,486,000	99,542,345
Total Government Sponsored Enterprises Pass-Throughs (cost $1,361,255,421)						1,367,928,675

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 2.97%

Education 0.55%
California State University	3.899%	11/1/2047	$33,030,000	$30,913,887
Ohio University	5.59%	12/1/2114	11,104,000	11,090,455
Permanent University Fund - Texas A&M University S	3.66%	7/1/2047	36,015,000	33,301,489
Regents of the University of California Medical Ce	3.006%	5/15/2050	19,210,000	14,542,558
Regents of the University of California Medical Ce	4.132%	5/15/2032	18,200,000	18,048,702
Regents of the University of California Medical Ce	6.548%	5/15/2048	12,463,000	15,511,324
Total				123,408,415

General Obligation 0.67%
Chicago Transit Authority Sales & Transfer Tax Rec	6.899%	12/1/2040	11,826,000	14,204,768
Commonwealth of Pennsylvania	5.45%	2/15/2030	12,190,000	13,235,102
District of Columbia	5.591%	12/1/2034	14,130,000	15,644,415
Los Angeles Unified School District/CA	5.75%	7/1/2034	12,497,000	13,905,450
State of California	7.55%	4/1/2039	15,015,000	20,410,745
State of Illinois	5.10%	6/1/2033	62,845,000	63,303,392
University of North Carolina at Chapel Hill	3.847%	12/1/2034	9,595,000	9,510,507
Total				150,214,379

Government 0.30%
Louisiana Local Government Environmental Facilitie	3.615%	2/1/2029	27,279,000	27,284,636
Louisiana Local Government Environmental Facilitie	4.145%	2/1/2033	40,921,000	40,982,872
Total				68,267,508

Lease Obligation 0.03%
State of Wisconsin	3.294%	5/1/2037	7,145,000	6,330,024

Miscellaneous 0.34%
Dallas Convention Center Hotel Development Corp	7.088%	1/1/2042	17,795,000	21,101,557
New York City Industrial Development Agency†	11.00%	3/1/2029	16,963,000	20,775,132
Pasadena Public Financing Authority	7.148%	3/1/2043	26,795,000	35,166,728
Total				77,043,417

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Revenue - Utilities - Other 0.07%
City of San Antonio TX Electric & Gas Systems Reve	5.718%	2/1/2041	$13,240,000	$15,384,288

Tax Revenue 0.36%
County of Miami-Dade FL	2.786%	10/1/2037	11,485,000	9,222,848
Dallas Area Rapid Transit	2.613%	12/1/2048	22,730,000	16,783,448
Massachusetts School Building Authority	5.715%	8/15/2039	20,055,000	22,508,194
Memphis-Shelby County Industrial Development Board(g)	7.00%	7/1/2045	22,085,000	16,811,599	(a)
New York State Dormitory Authority	3.19%	2/15/2043	5,345,000	4,395,991
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	16,005,000	12,195,960
Total				81,918,040

Taxable Revenue - Water & Sewer 0.04%
City & County Honolulu HI Wastewater System Revenu	1.623%	7/1/2031	6,635,000	5,453,448
City & County Honolulu HI Wastewater System Revenu	2.574%	7/1/2041	4,520,000	3,352,797
Total				8,806,245

Transportation 0.61%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%	12/1/2040	12,385,000	14,255,963
County of Miami-Dade FL Aviation Revenue	3.982%	10/1/2041	13,915,000	12,335,178
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041	18,040,000	16,872,765
Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	27,039,000	23,736,292
Metropolitan Transportation Authority	5.175%	11/15/2049	18,010,000	18,663,767
Metropolitan Transportation Authority	6.668%	11/15/2039	9,045,000	10,839,132
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	18,845,000	16,426,689
Port of Seattle WA	3.571%	5/1/2032	10,040,000	9,422,946
Port of Seattle WA	3.755%	5/1/2036	13,905,000	12,856,147
Total				135,408,879
Total Municipal Bonds (cost $728,417,911)				666,781,195

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.94%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(m)	12/25/2059	$2,280,029	$2,215,178
Angel Oak Mortgage Trust 2020-2 A1A†	2.531%	#(m)	1/26/2065	19,936,442	19,244,327
Angel Oak Mortgage Trust 2022-3 A1†	4.00%		1/10/2067	50,424,286	48,269,268
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.274% (1 Mo. LIBOR + .95%	)#	6/15/2035	35,420,000	34,315,760
BBCMS Mortgage Trust 2019-BWAY A†	2.28% (1 Mo. LIBOR + .96%	)#	11/15/2034	25,000,000	24,099,690
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(m)	8/15/2052	35,544,000	32,110,450	(a)
BHMS 2018-ATLS A†	2.574% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	61,190,000	58,941,830
BX 2021-MFM1 B†	2.274% (1 Mo. LIBOR + .95%	)#	1/15/2034	7,100,000	6,779,529
BX 2021-MFM1 C†	2.524% (1 Mo. LIBOR + 1.20%	)#	1/15/2034	4,250,000	4,026,592
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	14,171,000	12,194,300
BX Commercial Mortgage Trust 2021-VOLT A†	2.024% (1 Mo. LIBOR + .70%	)#	9/15/2036	53,040,000	51,235,956
BX Trust 2021-ARIA F†	3.918% (1 Mo. LIBOR + 2.59%	)#	10/15/2036	107,730,000	98,966,143
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2024	18,200,000	16,414,012	(a)
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.908%	#(m)	2/10/2049	8,580,000	7,824,254
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(m)	4/15/2049	9,991,000	7,427,941
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(m)	9/10/2047	17,906,000	17,630,953
COMM Mortgage Trust 2020-SBX C†	2.056%	#(m)	1/10/2038	5,900,000	5,244,265
COMM Mortgage Trust 2020-SBX D†	2.398%	#(m)	1/10/2038	8,000,000	7,107,250
Connecticut Avenue Securities Trust 2021-R01 1B1†	4.026% (1 Mo. SOFR + 3.10%	)#	10/25/2041	41,314,000	35,569,218
Connecticut Avenue Securities Trust 2021-R03 1B1†	3.676% (1 Mo. SOFR + 2.75%	)#	12/25/2041	29,380,000	24,794,449
Connecticut Avenue Securities Trust 2022-R01 1B1†	4.076% (1 Mo. SOFR + 3.15%	)#	12/25/2041	32,960,000	28,275,273
Connecticut Avenue Securities Trust 2022-R01 1B2†	6.926% (1 Mo. SOFR + 6.00%	)#	12/25/2041	44,210,000	36,415,366
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	2.754% (1 Mo. LIBOR + 1.43%	)#	5/15/2036	52,000,000	50,783,777
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	2.924% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	14,076,000	13,704,667

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2022-MARK†	4.723% (1 Mo. Term SOFR + 3.44%	)#	6/15/2039	$10,000,000	$10,075,240
CS Master Trust 2021-AHP A†	5.14% (1 Mo. LIBOR + 3.95%	)#	4/15/2025	34,200,000	32,153,328	(a)
CS Master Trust 2021-BLUF A†	5.368% (1 Mo. LIBOR + 4.18%	)#	4/15/2023	19,500,000	19,389,493	(a)
CSMC 2021-BHAR D†	4.075% (1 Mo. LIBOR + 2.75%	)#	11/15/2038	8,825,500	8,160,631
CSMC 2021-BHAR E†	4.825% (1 Mo. LIBOR + 3.50%	)#	11/15/2038	12,919,500	12,203,049
CSMC 2021-BHAR F†	5.575% (1 Mo. LIBOR + 4.25%	)#	11/15/2038	10,222,500	9,568,618
CSMC 2021-BPNY A†	5.039% (1 Mo. LIBOR + 3.71%	)#	8/15/2023	47,580,000	46,449,380
CSMC 2021-BRIT A†	4.853% (1 Mo. Term SOFR + 3.57%	)#	5/15/2023	86,900,000	82,434,478
CSMC Trust 2020-AFC1 A1†	2.24%	#(m)	2/25/2050	6,673,680	6,396,191
DCP Rights, LLC 2020-1	3.383%		1/15/2024	82,590,000	82,720,492	(a)
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	4.226% (1 Mo. SOFR + 3.30%	)#	11/25/2041	11,740,000	10,095,710
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	13,540,000	12,999,491
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	13,500,000	12,966,916
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	4.326% (1 Mo. SOFR + 3.40%	)#	10/25/2041	66,590,000	57,266,075
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1†	4.576% (1 Mo. SOFR + 3.65%	)#	11/25/2041	48,390,000	41,616,576
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	1,338,396	1,305,258
GCAT Trust 2022-NQM2 A1†	4.21%	#(m)	2/25/2067	27,621,227	26,841,134
Great Wolf Trust 2019-WOLF A†	2.358% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	53,981,000	52,556,479
Great Wolf Trust 2019-WOLF D†	3.257% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	50,508,000	47,829,344
GS Mortgage Securities Corp. II 2021-ARDN C†	3.374% (1 Mo. LIBOR + 2.05%	)#	11/15/2036	15,930,000	15,506,182	(a)
GS Mortgage Securities Corp. II 2021-ARDN D†	4.074% (1 Mo. LIBOR + 2.75%	)#	11/15/2036	27,860,000	27,119,899
GS Mortgage Securities Corp. Trust 2021-RENT E†	4.362% (1 Mo. LIBOR + 2.75%	)#	11/21/2035	11,448,383	11,000,774
GS Mortgage Securities Corp. Trust 2021-RENT F†	5.262% (1 Mo. LIBOR + 3.65%	)#	11/21/2035	8,412,835	8,077,441

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-RENT G†	7.312% (1 Mo. LIBOR + 5.70%	)#	11/21/2035	$593,847	$562,526
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	10.824% (1 Mo. LIBOR + 9.50%	)#	6/15/2026	70,375,000	66,872,880
Hilton Orlando Trust 2018-ORL A†	2.244% (1 Mo. LIBOR + .92%	)#	12/15/2034	9,443,000	9,216,482
HPLY Trust 2019-HIT A†	2.324% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	16,340,497	15,870,884
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP B†	2.385% (1 Mo. Term SOFR + 1.11%	)#	4/15/2037	38,200,000	35,960,567
JPMCC Commercial Mortgage Securities Trust 2017-JP5 C	3.937%	#(m)	3/15/2050	11,612,000	10,265,151
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	10,530,000	10,035,246
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	8,690,000	8,130,485
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	8.025% (1 Mo. LIBOR + 6.70%	)#	8/15/2033	42,015,000	42,067,099	(a)
KIND Trust 2021-KIND E†	4.574% (1 Mo. LIBOR + 3.25%	)#	8/15/2038	47,580,000	44,169,699
KKR Industrial Portfolio Trust 2021-KDIP D†	2.574% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	4,597,500	4,364,839
KKR Industrial Portfolio Trust 2021-KDIP E†	2.874% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	7,432,500	7,039,576
KKR Industrial Portfolio Trust 2021-KDIP F†	3.374% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	8,148,000	7,519,217
Life Mortgage Trust 2021-BMR E†	3.074% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	22,510,016	21,047,966
Life Mortgage Trust 2022-BMR2 A1†	2.574% (1 Mo. Term SOFR + 1.30%	)#	5/15/2039	53,240,000	52,016,896
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(m)	1/26/2060	2,154,512	2,076,143
One New York Plaza Trust 2020-1NYP B†	2.824% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	9,400,000	9,036,619
One New York Plaza Trust 2020-1NYP C†	3.524% (1 Mo. LIBOR + 2.20%	)#	1/15/2036	23,620,000	22,631,170
One New York Plaza Trust 2020-1NYP D†	4.074% (1 Mo. LIBOR + 2.75%	)#	1/15/2036	8,500,000	8,112,468
PFP Ltd. 2019-6 A†	2.559% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	575,598	574,519
PFP Ltd. 2019-6 C†	3.609% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	27,054,000	27,070,212

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(m)	1/26/2060	$1,623,612	$1,572,420
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	44,590,000	34,702,114
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(m)	2/25/2050	791,450	789,271
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,961,590	1,928,648
Verus Securitization Trust 2022-4 A1†	4.474%		4/25/2067	54,396,947	53,809,933
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	2.334% (1 Mo. LIBOR + 1.01%	)#	2/15/2037	9,878,000	9,611,005
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,897,439,502)					1,785,376,662

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			150,711	3,792,868
ACBL Holdings Corp. Series B	Zero Coupon			205,069	9,997,114
Total Preferred Stocks (cost $8,894,500)					13,789,982

	Interest Rate			Principal Amount

U.S. TREASURY OBLIGATIONS 6.63%
U.S. Treasury Inflation Indexed Bond(n)	0.125%		2/15/2052	$675,006,956	525,243,507
U.S. Treasury Inflation Indexed Note(n)	0.125%		1/15/2032	1,014,613,822	963,981,782
Total U.S. Treasury Obligations (cost $1,738,009,336)					1,489,225,289
Total Long-Term Investments (cost $25,490,211,265)					22,790,311,412

SHORT-TERM INVESTMENTS 1.67%

REPURCHASE AGREEMENTS 1.67%
Repurchase Agreement dated 6/30/2022, 0.550% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $75,000,000 of U.S. Treasury Inflation Indexed Note at 0.25% due 1/15/2025; $47,266,500 of U.S. Treasury Note at 1.125% due 1/15/2025; $247,733,500 of U.S. Treasury Note at 2.50% due 1/31/2025; value: $383,643,863; proceeds: $376,127,156 (cost $376,121,410)				376,121,410	376,121,410
Total Investments in Securities 103.08% (cost $25,866,332,675)					23,166,432,822
Other Assets and Liabilities – Net(o) (3.08)%					(691,716,787)
Net Assets 100.00%					$22,474,716,035

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2022

AUD	Australian Dollar.
EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $11,255,314,357, which represents 50.07% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully or partially segregated for open reverse repurchase agreements as of June 30, 2022 (See Note 2(n)).
(d)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Amount is less than $1.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Investment in non-U.S. dollar denominated securities.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2022.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.EM.37(4)(5)	Bank of America	1.000%	6/20/2027	$454,478,000	$43,206,653	$45,617,107	$2,410,454

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization. (See Note 2(j)
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $2,410,454. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at June 30, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	$551,700,000	$10,619,249

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	$128,000,000		$(11,917,009)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000		(7,069,577)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898		(1,537,175)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	29,848,102	(906,991	)(1)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(21,430,752)

(1)	Includes upfront payment of $144,226.

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2022

Credit Default Swaps on Indexes - Sell Protection at June 30, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	$9,490,000	$(113,016)	$(53,757)	$(166,773)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	18,980,000	93,756	(125,790)	(32,034)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	100,000,000	(9,618,136)	(7,524,009)	(17,142,145)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	23,760,000	(2,481,938)	(1,591,036)	(4,072,974)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	35,000,000	(2,894,251)	(3,105,500)	(5,999,751)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	10,000,000	(854,323)	(888,887)	(1,743,210)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	22,050,000	(2,701,302)	(1,142,475)	(3,843,777)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	14,950,000	(1,277,213)	(1,328,885)	(2,606,098)
Markit CMBX.NA.BBB-.12	Citibank	3.000%	8/17/2061	30,000,000	(1,365,211)	(4,034,572)	(5,399,783)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	22,000,000	(1,480,618)	(2,479,223)	(3,959,841)
					$(22,692,252)	$(22,274,134)	$(44,966,386)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization. (See Note 2(j)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $22,274,134.
(4)	Includes upfront payments paid/received.

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Open Total Return Swap Contracts at June 30, 2022:

Swap Counter- party	Referenced Index	*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment	Value	Unrealized Appreciation
Barclays Bank plc	IBOXX		12-Month USD SOFR Index	337,989	Long	9/20/2022	$58,556,606	$13,600	$1,032,979	$1,019,379
Barclays Bank plc	IBOXX		12-Month USD SOFR Index	226,964	Long	9/20/2022	39,037,737	9,563	409,953	400,390
Morgan Stanley	IBOXX		12-Month USD SOFR Index	180,641	Long	9/20/2022	31,250,860	4,655	506,923	502,268
Morgan Stanley	IBOXX		12-Month USD SOFR Index	502,161	Long	9/20/2022	85,939,867	11,926	475,169	463,243
Total							$214,785,070	$39,744	$2,425,024	$2,385,280

*	iBoxx Leverage Loan Index
SOFR Secured Overnight Financing Rate.

Open Forward Foreign Currency Exchange Contracts at June 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Toronto Dominion Bank	9/12/2022	8,935,000	$9,375,306	$9,409,214	$33,908
Australian dollar	Sell	Morgan Stanley	8/26/2022	37,053,000	26,275,172	25,586,839	688,333
British pound	Sell	J.P. Morgan	9/8/2022	65,873,000	82,646,571	80,285,367	2,361,204
Euro	Sell	State Street Bank and Trust	9/12/2022	162,815,000	175,391,807	171,456,201	$3,935,606
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,019,051

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2022	23,043	Short	$(2,765,302,567)	$(2,731,315,594)	$33,986,973
U.S. 10-Year Ultra Treasury Note	September 2022	7,303	Short	(941,448,501)	(930,219,625)	11,228,876
U.S. 2-Year Treasury Note	September 2022	7,618	Short	(1,605,104,944)	(1,599,899,039)	5,205,905
Total Unrealized Appreciation on Open Futures Contracts						$50,421,754

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2022	26,436	Long	$2,982,813,081	$2,967,441,000	$(15,372,081)
U.S. Long Bond	September 2022	6,099	Short	(843,696,942)	(845,473,875)	(1,776,933)
U.S. Ultra Treasury Bond	September 2022	7,457	Short	(1,133,382,487)	(1,150,941,344)	(17,558,857)
Total Unrealized Depreciation on Open Futures Contracts						$(34,707,871)

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2022

Reverse Repurchase Agreements payable as of June 30, 2022

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value
Barclays Bank plc	3,998,963	$6,310,000 Principal, Sri Lanka Government International Bond at 5.875% due 7/25/2022, $2,638,211 fair value, and cash collateral of $1,499,000.	(5.00%)	04/22/2022	On Demand	3,993,964	(3)
Barclays Bank plc	686,562	$818,000 principal, American Airlines Group at 3.75% due 3/1/2025. $690,719 fair value.	(10.00%)	06/22/2022	On Demand	684,846	(4)

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $4,999.
(4)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $1,716.

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$23,750,428	$40,183,765	$63,934,193
Remaining Industries	–	1,662,393,729	–	1,662,393,729
Common Stocks
Auto Components	–	6,829,391	–	6,829,391
Electric-Generation	–	39,373	–	39,373
Miscellaneous Financials	–	–	8,367,240	8,367,240
Personal Products	–	13,105,037	–	13,105,037
Specialty Retail	–	5,307,531	–	5,307,531
Transportation Infrastructure	–	–	875,491	875,491
Remaining Industries	334,763,729	–	–	334,763,729
Corporate Bonds
Commercial Services	–	390,649,743	251,625	390,901,368
Diversified Financial Services	–	378,383,586	1,500	378,385,086
Mining	–	392,435,959	19	392,435,978
Savings & Loans	–	–	2,250	2,250
Remaining Industries	–	12,901,754,905	–	12,901,754,905
Floating Rate Loans
Electric: Generation	–	60,249,730	429,121	60,678,851
Personal & Household Products	–	127	104,810	104,937
Remaining Industries	–	502,308,755	–	502,308,755
Foreign Government Obligations	–	745,021,765	–	745,021,765
Government Sponsored Enterprises Pass-Throughs	–	1,367,928,675	–	1,367,928,675
Municipal Bonds
Tax Revenue	–	55,883,593	16,811,599	72,695,192
Remaining Industries	–	594,086,003	–	594,086,003
Non-Agency Commercial Mortgage-Backed Securities	–	1,545,015,606	240,361,056	1,785,376,662
Preferred Stocks	–	13,789,982	–	13,789,982
U.S. Treasury Obligations	–	1,489,225,289	–	1,489,225,289
Short-Term Investments
Repurchase Agreements	–	376,121,410	–	376,121,410
Total	$334,763,729	$22,524,280,617	$307,388,476	$23,166,432,822

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(concluded)

June 30, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,410,454	$–	$2,410,454
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	10,619,249	–	10,619,249
Liabilities	–	(21,430,752)	–	(21,430,752)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(44,966,386)	–	(44,966,386)
Total Return Swaps Contracts
Assets	–	2,385,280	–	2,385,280
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	7,019,051	–	7,019,051
Liabilities	–	–	–	–
Futures Contracts
Assets	50,421,754	–	–	50,421,754
Liabilities	(34,707,871)	–	–	(34,707,871)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(4,679,668)	–	(4,679,668)
Total	$15,713,883	$(48,642,772)	$–	$(32,928,889)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

Investment Type	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans	Municipal Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2022	$–	$4,966,332	$3,769	$1,993,713	$–	$–
Accrued Discounts (Premiums)	(152,642)	–	(2,372)	69,958	–	311
Realized Gain (Loss)	–	–	–	2,317	–	–
Change in Unrealized Appreciation (Depreciation)	(1,003,520)	2,003,004	(51,365,429)	(615,326)	(2,990,861)	(6,319,113)
Purchases	–	–	51,388,770	835,138	–	82,590,000
Sales	–	–	–	(839,603)	–	–
Transfers into Level 3	41,339,927	7,239,727	230,656	976,638	19,802,460	164,089,858
Transfers out of Level 3	–	(4,966,332)	–	(1,888,904)	–	–
Balance as of June 30, 2022	$40,183,765	$9,242,731	$255,394	$533,931	$16,811,599	$240,361,056
Change in unrealized appreciation/depreciation for the period ended June 30, 2022, related to Level 3 investments held at June 30, 2022	$(1,003,520)	$2,003,004	$(51,365,429)	$(1,345,653)	$(2,990,861)	$(6,319,113)

46	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $25,866,332,675)	$23,166,432,822
Cash	809,844
Deposits with brokers for futures collateral	117,149,533
Deposit with brokers for forwards and swaps collateral	140,518,238
Deposit with brokers for reverse repurchase agreement collateral	1,499,000
Receivables:
Investment securities sold	1,877,591,386
Interest and dividends	248,306,743
Capital shares sold	187,769,308
Total return swaps, at fair value	2,425,024
Unrealized appreciation on forward foreign currency exchange contracts	7,019,051
Prepaid expenses and other assets	602,951
Total assets	25,750,123,900
LIABILITIES:
Payables:
Investment securities purchased	2,974,462,474
Capital shares reacquired	107,132,787
Variation margin for futures contracts	25,613,452
Variation margin for centrally cleared swap agreements	10,975,706
Management fee	8,133,256
12b-1 distribution plan	2,384,166
Directors’ fees	2,251,033
Fund administration	770,175
Credit default swap agreements payable, at fair value (including upfront payments of $22,692,252)	44,966,386
Reverse repurchase agreement payable, at fair value	4,679,668
Foreign currency overdraft (cost $6,087)	3,420
Distributions payable	91,156,570
Accrued expenses and other liabilities	2,878,772
Total liabilities	3,275,407,865
Commitments and contingent liabilities
NET ASSETS	$22,474,716,035
COMPOSITION OF NET ASSETS:
Paid-in capital	$25,832,880,117
Total distributable earnings (loss)	(3,358,164,082)
Net Assets	$22,474,716,035

See Notes to Financial Statements.	47

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2022

Net assets by class:
Class A Shares	$5,419,576,884
Class C Shares	$951,751,128
Class F Shares	$3,261,100,184
Class F3 Shares	$4,655,466,424
Class I Shares	$7,495,666,610
Class P Shares	$9,198,104
Class R2 Shares	$3,905,618
Class R3 Shares	$211,676,969
Class R4 Shares	$65,447,719
Class R5 Shares	$25,242,562
Class R6 Shares	$375,683,833
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	762,701,997
Class C Shares (600 million shares of common stock authorized, $.001 par value)	133,588,409
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	459,584,755
Class F3 Shares (3 billion shares of common stock authorized, $.001 par value)	658,256,004
Class I Shares (3.9 billion shares of common stock authorized, $.001 par value)	1,060,817,500
Class P Shares (160 million shares of common stock authorized, $.001 par value)	1,265,281
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	549,583
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	29,838,413
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	9,207,582
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	3,567,679
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	53,125,071
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.11
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.27
Class C Shares-Net asset value	$7.12
Class F Shares-Net asset value	$7.10
Class F3 Shares-Net asset value	$7.07
Class I Shares-Net asset value	$7.07
Class P Shares-Net asset value	$7.27
Class R2 Shares-Net asset value	$7.11
Class R3 Shares-Net asset value	$7.09
Class R4 Shares-Net asset value	$7.11
Class R5 Shares-Net asset value	$7.08
Class R6 Shares-Net asset value	$7.07

48	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $275,096)	$13,329,010
Securities lending net income	73,025
Interest and other	584,596,776
Total investment income	597,998,811
Expenses:
Management fee	53,938,827
12b-1 distribution plan-Class A	6,040,978
12b-1 distribution plan-Class C	4,729,841
12b-1 distribution plan-Class F	4,097,435
12b-1 distribution plan-Class P	24,098
12b-1 distribution plan-Class R2	12,470
12b-1 distribution plan-Class R3	593,822
12b-1 distribution plan-Class R4	88,196
Shareholder servicing	9,186,174
Fund administration	5,133,540
Registration	1,121,761
Reports to shareholders	906,454
Directors’ fees	201,603
Custody	112,524
Professional	100,966
Interest paid from Interfund Lending (See Note 11)	1,391
Other	164,699
Gross expenses	86,454,779
Expense reductions (See Note 9)	(27,091)
Fees waived and expenses reimbursed (See Note 3)	(112,524)
Net expenses	86,315,164
Net investment income	511,683,647
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(893,617,666)
Net realized gain (loss) on futures contracts	237,738,536
Net realized gain (loss) on forward foreign currency exchange contracts	26,503,329
Net realized gain (loss) on swap contracts	34,355,872
Net realized gain (loss) on foreign currency related transactions	(4,724,711)
Net change in unrealized appreciation/depreciation on investments	(3,592,430,829)
Net change in unrealized appreciation/depreciation on futures contracts	27,906,048
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	10,266,366
Net change in unrealized appreciation/depreciation on reverse repurchase agreement	555
Net change in unrealized appreciation/depreciation on swap contracts	(29,554,740)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,931,685
Net change in unrealized appreciation/depreciation on unfunded commitments	13,993
Net realized and unrealized gain (loss)	(4,181,611,562)
Net Decrease in Net Assets Resulting From Operations	$(3,669,927,915)

See Notes to Financial Statements.	49

Statements of Changes in Net Assets

	For the
	Six Months Ended
	June 30, 2022	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2021
Operations:
Net investment income	$511,683,647	$803,686,538
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(599,744,640)	789,888,819
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, reverse repurchase agreement, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(3,581,866,922)	(853,724,866)
Net increase (decrease) in net assets resulting from operations	(3,669,927,915)	739,850,491
Distributions to shareholders:
Class A	(124,785,866)	(236,202,061)
Class C	(19,324,810)	(37,879,702)
Class F	(167,521,733)	(377,911,492)
Class F3	(109,865,685)	(162,949,620)
Class I	(104,682,061)	(94,383,042)
Class P	(206,828)	(451,545)
Class R2	(77,485)	(153,692)
Class R3	(4,550,515)	(8,624,486)
Class R4	(1,445,907)	(2,591,688)
Class R5	(595,358)	(1,078,303)
Class R6	(8,787,851)	(13,996,676)
Total distributions to shareholders	(541,844,099)	(936,222,307)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	9,951,910,084	12,553,674,283
Reinvestment of distributions	491,119,359	838,741,127
Cost of shares reacquired	(12,264,014,370)	(4,989,703,717)
Net increase (decrease) in net assets resulting from capital share transactions	(1,820,984,927)	8,402,711,693
Net increase (decrease) in net assets	(6,032,756,941)	8,206,339,877
NET ASSETS:
Beginning of period	$28,507,472,976	$20,301,133,099
End of period	$22,474,716,035	$28,507,472,976

50	See Notes to Financial Statements.

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Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2022(c)	$8.37	$0.15	$(1.25)	$(1.10)	$(0.16)	$–	$(0.16)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.13	0.29	0.30	0.59	(0.31)	–	(0.31)
12/31/2019	7.47	0.31	0.68	0.99	(0.33)	–	(0.33)
12/31/2018	8.25	0.33	(0.63)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.93	0.33	0.39	0.72	(0.35)	(0.05)	(0.40)
Class C
6/30/2022(c)	8.39	0.13	(1.27)	(1.14)	(0.13)	–	(0.13)
12/31/2021	8.43	0.22	–	0.22	(0.23)	(0.03)	(0.26)
12/31/2020	8.16	0.24	0.29	0.53	(0.26)	–	(0.26)
12/31/2019	7.49	0.26	0.69	0.95	(0.28)	–	(0.28)
12/31/2018	8.27	0.28	(0.63)	(0.35)	(0.31)	(0.12)	(0.43)
12/31/2017	7.95	0.28	0.39	0.67	(0.30)	(0.05)	(0.35)
Class F
6/30/2022(c)	8.36	0.15	(1.25)	(1.10)	(0.16)	–	(0.16)
12/31/2021	8.40	0.28	–	0.28	(0.29)	(0.03)	(0.32)
12/31/2020	8.12	0.29	0.31	0.60	(0.32)	–	(0.32)
12/31/2019	7.46	0.32	0.67	0.99	(0.33)	–	(0.33)
12/31/2018	8.24	0.34	(0.64)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.92	0.34	0.39	0.73	(0.36)	(0.05)	(0.41)
Class F3
6/30/2022(c)	8.33	0.16	(1.25)	(1.09)	(0.17)	–	(0.17)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.31	0.29	0.60	(0.33)	–	(0.33)
12/31/2019	7.43	0.33	0.69	1.02	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
4/4/2017 to 12/31/2017(f)	8.01	0.25	0.27	0.52	(0.27)	(0.05)	(0.32)
Class I
6/30/2022(c)	8.32	0.16	(1.24)	(1.08)	(0.17)	–	(0.17)
12/31/2021	8.36	0.28	0.01 (g)	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.30	0.29	0.59	(0.32)	–	(0.32)
12/31/2019	7.43	0.32	0.68	1.00	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.89	0.35	0.38	0.73	(0.36)	(0.05)	(0.41)
Class P
6/30/2022(c)	8.56	0.14	(1.28)	(1.14)	(0.15)	–	(0.15)
12/31/2021	8.60	0.26	–	0.26	(0.27)	(0.03)	(0.30)
12/31/2020	8.32	0.28	0.30	0.58	(0.30)	–	(0.30)
12/31/2019	7.64	0.30	0.69	0.99	(0.31)	–	(0.31)
12/31/2018	8.44	0.31	(0.64)	(0.33)	(0.35)	(0.12)	(0.47)
12/31/2017	8.11	0.34	0.39	0.73	(0.35)	(0.05)	(0.40)

52	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.11	(13.39	)(d)	0.77	(e)	0.77	(e)	3.90	(e)	$5,419,577	88	(d)
8.37	3.26		0.76		0.76		3.19		6,750,572	81
8.41	7.60		0.78		0.78		3.65		5,877,018	109
8.13	13.37		0.79		0.79		3.90		5,246,570	217
7.47	(3.79)		0.79		0.79		4.11		4,252,132	147
8.25	9.21		0.81		0.81		4.10		4,491,809	113

7.12	(13.63	)(d)	1.42	(e)	1.42	(e)	3.25	(e)	951,751	88	(d)
8.39	2.60		1.40		1.40		2.55		1,269,001	81
8.43	6.77		1.42		1.42		3.02		1,197,178	109
8.16	12.77		1.42		1.42		3.28		1,328,321	217
7.49	(4.38)		1.43		1.43		3.46		1,296,749	147
8.27	8.52		1.43		1.43		3.49		1,872,830	113

7.10	(13.36	)(d)	0.66	(e)	0.66	(e)	3.89	(e)	3,261,100	88	(d)
8.36	3.48		0.66		0.66		3.28		11,596,041	81
8.40	7.57		0.68		0.68		3.73		7,838,614	109
8.12	13.64		0.69		0.69		3.97		5,743,483	217
7.46	(3.83)		0.69		0.69		4.20		3,827,057	147
8.24	9.32		0.71		0.71		4.16		3,793,021	113

7.07	(13.22	)(d)	0.49	(e)	0.49	(e)	4.20	(e)	4,655,466	88	(d)
8.33	3.53		0.49		0.49		3.44		5,134,497	81
8.37	7.77		0.50		0.50		3.91		2,989,747	109
8.10	13.86		0.52		0.52		4.14		2,290,420	217
7.43	(3.57)		0.52		0.52		4.37		1,533,935	147
8.21	6.55	(d)	0.53	(e)	0.53	(e)	4.06	(e)	1,093,748	113

7.07	(13.27	)(d)	0.57	(e)	0.57	(e)	4.26	(e)	7,495,667	88	(d)
8.32	3.46		0.56		0.56		3.38		2,962,943	81
8.36	7.69		0.58		0.58		3.84		1,782,404	109
8.09	13.80		0.59		0.59		4.07		1,401,118	217
7.43	(3.77)		0.59		0.59		4.30		927,024	147
8.21	9.44		0.61		0.61		4.25		1,039,534	113

7.27	(13.39	)(d)	1.02	(e)	1.02	(e)	3.64	(e)	9,198	88	(d)
8.56	3.01		1.01		1.01		2.95		12,453	81
8.60	7.25		1.03		1.03		3.42		14,104	109
8.32	13.16		1.04		1.04		3.67		16,727	217
7.64	(4.00)		0.95		0.95		3.94		17,453	147
8.44	9.18		0.86		0.86		4.07		32,370	113

See Notes to Financial Statements.	53

Financial Highlights (unaudited)(concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2022(c)	$8.37	$0.13	$(1.25)	$(1.12)	$(0.14)	$–	$(0.14)
12/31/2021	8.41	0.24	–	0.24	(0.25)	(0.03)	(0.28)
12/31/2020	8.13	0.26	0.30	0.56	(0.28)	–	(0.28)
12/31/2019	7.47	0.28	0.67	0.95	(0.29)	–	(0.29)
12/31/2018	8.25	0.30	(0.64)	(0.34)	(0.32)	(0.12)	(0.44)
12/31/2017	7.93	0.30	0.39	0.69	(0.32)	(0.05)	(0.37)
Class R3
6/30/2022(c)	8.36	0.14	(1.26)	(1.12)	(0.15)	–	(0.15)
12/31/2021	8.39	0.25	0.01 (g)	0.26	(0.26)	(0.03)	(0.29)
12/31/2020	8.12	0.27	0.29	0.56	(0.29)	–	(0.29)
12/31/2019	7.46	0.29	0.67	0.96	(0.30)	–	(0.30)
12/31/2018	8.24	0.30	(0.63)	(0.33)	(0.33)	(0.12)	(0.45)
12/31/2017	7.92	0.31	0.38	0.69	(0.32)	(0.05)	(0.37)
Class R4
6/30/2022(c)	8.37	0.15	(1.25)	(1.10)	(0.16)	–	(0.16)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.14	0.29	0.29	0.58	(0.31)	–	(0.31)
12/31/2019	7.47	0.30	0.69	0.99	(0.32)	–	(0.32)
12/31/2018	8.25	0.33	(0.64)	(0.31)	(0.35)	(0.12)	(0.47)
12/31/2017	7.93	0.33	0.38	0.71	(0.34)	(0.05)	(0.39)
Class R5
6/30/2022(c)	8.33	0.16	(1.24)	(1.08)	(0.17)	–	(0.17)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.30	0.29	0.59	(0.32)	–	(0.32)
12/31/2019	7.43	0.33	0.68	1.01	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.86	0.35	0.41	0.76	(0.36)	(0.05)	(0.41)
Class R6
6/30/2022(c)	8.33	0.16	(1.25)	(1.09)	(0.17)	–	(0.17)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.31	0.30	0.61	(0.33)	–	(0.33)
12/31/2019	7.43	0.33	0.68	1.01	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
12/31/2017	7.89	0.35	0.39	0.74	(0.37)	(0.05)	(0.42)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the year ended December 31, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio

54	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.11	(13.44	)(d)	1.17	(e)	1.17	(e)	3.50	(e)	$3,906	88	(d)
8.37	2.85		1.16		1.16		2.80		4,700	81
8.41	7.17		1.18		1.18		3.28		5,222	109
7.11	12.93		1.19		1.19		3.52		6,688	217
7.47	(4.17)		1.19		1.19		3.71		6,460	147
8.25	8.78		1.21		1.21		3.68		9,066	113

7.09	(13.53	)(d)	1.07	(e)	1.07	(e)	3.61	(e)	211,677	88	(d)
8.36	3.07		1.06		1.06		2.90		264,066	81
8.39	7.16		1.08		1.08		3.36		232,103	109
8.12	13.20		1.09		1.09		3.60		201,289	217
7.46	(4.21)		1.09		1.09		3.81		152,743	147
8.24	8.90		1.10		1.10		3.80		151,842	113

7.11	(13.29	)(d)	0.82	(e)	0.82	(e)	3.87	(e)	65,448	88	(d)
8.37	3.21		0.81		0.81		3.15		74,934	81
8.41	7.41		0.83		0.83		3.61		61,183	109
8.14	13.46		0.84		0.84		3.80		48,229	217
7.47	(3.83)		0.84		0.84		4.09		18,847	147
8.25	9.16		0.86		0.86		3.98		8,420	113

7.08	(13.25	)(d)	0.57	(e)	0.57	(e)	4.11	(e)	25,243	88	(d)
8.33	3.47		0.56		0.56		3.39		30,538	81
8.37	7.70		0.58		0.58		3.85		22,722	109
8.10	13.79		0.59		0.59		4.13		16,505	217
7.43	(3.63)		0.59		0.59		4.32		30,204	147
8.21	9.46		0.61		0.61		4.29		27,302	113

7.07	(13.22	)(d)	0.49	(e)	0.49	(e)	4.20	(e)	375,684	88	(d)
8.33	3.53		0.49		0.49		3.46		407,728	81
8.37	7.91		0.50		0.50		3.92		280,839	109
8.09	13.73		0.52		0.52		4.16		186,784	217
7.43	(3.56)		0.52		0.52		4.39		116,094	147
8.21	9.54		0.52		0.52		4.31		69,028	113

See Notes to Financial Statements.	55

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by

Notes to Financial Statements (unaudited)(continued)

independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps in the Fund’s Statement of Operations. Daily

Notes to Financial Statements (unaudited)(continued)

changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the

Notes to Financial Statements (unaudited)(continued)

contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(k)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(l)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(n)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2022, the average interest rate, the amount of interest received and the average principal amount for the days borrowed in the period were as follows:

Interest Rate	Interest Expense	Average Amount Borrowed
(10)%	$1,716	$686,562
(5)%	$4,999	$3,998,963

(o)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statement of Assets and Liabilities represent mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2022, the Fund had no unfunded loan commitments.

(p)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

Notes to Financial Statements (unaudited)(continued)

(q)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate of:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2022, the effective management fee was at an annualized rate of .42% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $112,524 of fund administration fees during the six months ended June 30, 2022.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers for the six months ended June 30, 2022:

Distributor Commissions	Dealers’ Concessions
$178,549	$1,126,108

Distributor received CDSCs of $179,666 and $118,505 for Class A and Class C shares, respectively, for the six months ended June 30, 2022.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021was as follows:

	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$541,844,099	$936,222,307
Total distributions paid	$541,844,099	$936,222,307

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$25,926,636,178
Gross unrealized gain	146,761,581
Gross unrealized loss	(2,912,521,906)
Net unrealized security gain (loss)	$(2,765,760,325)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, other financial instruments, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$7,806,815,363	$14,943,161,686	$4,612,522,270	$18,949,969,851

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund engaged in cross-trade purchases of $19,864,512 and sales of $195,107,073 which resulted in a net realized gain of $3,104,383.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2022 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2022 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into CPI swaps for the six months ended June 30, 2022 (as described in Note 2(i)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

The Fund entered into credit default swaps for the six months ended June 30, 2022 (as described in Note 2(j)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

The Fund entered into total return swaps on indexes for the six months ended June 30, 2022 (as described in Note 2(p)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	–	–	–	$10,619,249
Centrally Cleared Credit Default Swap Contracts(1)	–	–	–	$2,410,454	–
Forward Foreign Currency Exchange Contracts(2)	–	–	$7,019,051	–	–
Futures Contracts(3)	–	$50,421,754	–	–	–
Total Return Swap Contracts(4)	$2,385,280	–	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	–	–	$21,430,752
Credit Default Swap Contracts(5)	–	–	–	$44,966,386	–
Futures Contracts(3)	–	$34,707,871	–	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Total return swaps, at fair value.
(5)	Statement of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.

Transactions in derivative investments for the six months ended June 30, 2022 were as follows:

	Equity Contracts	Inflation Linked/Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	–	$3,934,045
Forward Foreign Currency Exchange Contracts(2)	–	–	$26,503,329	–
Futures Contracts(3)	–	$237,738,536	–	–
CPI/Interest Rate Swap Contract(1)	–	$30,004,979	–	–
Total Return Swap Contracts(1)	$416,848	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	–	$(21,128,516)
Forward Foreign Currency Exchange Contracts(5)	–	–	$10,266,366	–
CPI/Interest Rate Swap Contracts(4)	–	$(10,811,504)	–	–
Futures Contracts(6)	–	$27,906,048	–	–
Total Return Swap Contracts(4)	$2,385,280	–	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(7)	–	941,030,271	–	–
Credit Default Swap Contracts(7)	–	–	–	1,098,542,659
Total Return Swap Contracts(7)	61,367,163	–	–	–
Forward Foreign Currency Exchange Contracts(8)	–	–	$664,981,382	–
Futures Contracts(7)	–	78,868	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2022.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents number of contracts.
(8)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through

Notes to Financial Statements (unaudited)(continued)

a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$7,019,051	$–	$7,019,051
Total Return Swap Contracts	2,385,280	–	2,385,280
Repurchase Agreements	376,121,410	–	376,121,410
Total	$385,525,741	$–	$385,525,741

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$1,419,769	$(1,419,769)	$–	$–	$–
J.P. Morgan	2,361,204	–	(2,361,204)	–	–
Morgan Stanley	1,653,844	(1,653,844)	–	–	–
State Street Bank and Trust	3,935,606	–	(2,214,000)	(1,721,606)	–
Toronto Dominion Bank	33,908	–	–	–	33,908
Fixed Income Clearing Corp.	376,121,410	–	–	(376,121,410)	–
Total	$385,525,741	$(3,073,613)	$(4,575,204)	$(377,843,016)	$33,908

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$44,966,386	$–	$44,966,386
Reverse Repurchase Agreement	4,679,668	–	4,679,668
Total	$49,646,054	$–	$49,646,054

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays plc	$4,679,668	$(1,419,769)	$(1,499,000)	$(1,760,899)	$–
Citibank	28,556,919	–	(28,138,018)	–	418,901
Morgan Stanley	16,409,467	(1,653,844)	(14,740,000)	–	15,623
Total	$49,646,054	$(3,073,613)	$(44,377,018)	$(1,760,899)	$434,524

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2022.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million. Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

The Fund utilized the Facility on January 26, 2022 and February 1, 2022, with an average borrowing amount of $108,934,553. The average interest rate during the period was 1.33% and total interest paid amounted to $8,049.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2022, the Fund participated as a borrower in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Borrowed	Average Interest Rate	Interest Expense*
$30,274,165	0.59%	$1,391

*	Statement of Operations location: Interest paid from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022 the Fund did not have any securities out on loan.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market

Notes to Financial Statements (unaudited)(continued)

movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Certain instruments in which the Fund may invest may rely in some fashion upon LIBOR. On March 5, 2021 the United Kingdom Financial Conduct Authority (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR setting will no longer be published after June 30, 2023. Abandonment of or modification to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity

Notes to Financial Statements (unaudited)(continued)

securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

Notes to Financial Statements (unaudited)(continued)

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited	)	Year Ended December 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	50,675,728	$395,556,118	206,402,323	$1,748,549,646
Converted from Class C*	6,603,024	50,227,725	469,146	3,971,581
Reinvestment of distributions	15,106,863	115,223,582	25,670,930	216,975,284
Shares reacquired	(116,256,435)	(899,529,638)	(124,990,630)	(1,058,579,414)
Increase (decrease)	(43,870,820)	$(338,522,213)	107,551,769	$910,917,097
Class C Shares
Shares sold	7,329,897	$57,516,380	39,302,649	$333,880,452
Reinvestment of distributions	2,283,550	17,465,341	4,050,570	34,312,333
Shares reacquired	(20,666,693)	(159,479,009)	(33,680,789)	(285,954,342)
Converted to Class A*	(6,585,580)	(50,227,725)	(467,994)	(3,971,581)
Increase (decrease)	(17,638,826)	$(134,725,013)	9,204,436	$78,266,862
Class F Shares
Shares sold	198,186,677	$1,564,554,236	718,872,319	$6,079,659,681
Reinvestment of distributions	18,842,912	144,571,360	36,410,599	307,140,384
Shares reacquired	(1,145,135,314)	(8,751,968,769)	(301,307,439)	(2,545,419,316)
Increase (decrease)	(928,105,725)	$(7,042,843,173)	453,975,479	$3,841,380,749
Class F3 Shares
Shares sold	115,960,225	$902,053,378	290,585,175	$2,450,723,936
Reinvestment of distributions	14,479,898	109,819,172	19,397,721	163,140,582
Shares reacquired	(88,546,160)	(675,514,944)	(50,869,047)	(428,524,098)
Increase	41,893,963	$336,357,606	259,113,849	$2,185,340,420
Class I Shares
Shares sold	913,359,931	$6,914,814,951	193,011,609	$1,626,218,838
Reinvestment of distributions	11,999,375	90,165,666	11,126,567	93,484,913
Shares reacquired	(220,525,139)	(1,665,748,007)	(61,320,377)	(516,114,345)
Increase	704,834,167	$5,339,232,610	142,817,799	$1,203,589,406
Class P Shares
Shares sold	26,657	$211,286	145,209	$1,260,351
Reinvestment of distributions	26,315	205,499	51,930	448,944
Shares reacquired	(241,990)	(1,915,305)	(382,642)	(3,323,899)
Decrease	(189,018)	$(1,498,520)	(185,503)	$(1,614,604)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2022 (unaudited	)	Year Ended December 31, 2021
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	81,357	$614,978	225,137	$1,909,831
Reinvestment of distributions	9,266	70,629	16,438	138,900
Shares reacquired	(102,541)	(795,417)	(301,118)	(2,550,909)
Decrease	(11,918)	$(109,810)	(59,543)	$(502,178)
Class R3 Shares
Shares sold	1,782,596	$13,870,484	7,245,529	$61,241,724
Reinvestment of distributions	597,440	4,547,306	1,021,610	8,618,480
Shares reacquired	(4,144,408)	(31,817,766)	(4,316,643)	(36,470,385)
Increase (decrease)	(1,764,372)	$(13,399,976)	3,950,496	$33,389,819
Class R4 Shares
Shares sold	1,743,917	$13,738,859	4,245,023	$35,996,735
Reinvestment of distributions	132,315	1,008,291	216,804	1,832,681
Shares reacquired	(1,619,123)	(12,636,972)	(2,786,214)	(23,603,740)
Increase	257,109	$2,110,178	1,675,613	$14,225,676
Class R5 Shares
Shares sold	369,392	$2,887,858	1,478,465	$12,473,875
Reinvestment of distributions	76,707	582,263	125,286	1,054,204
Shares reacquired	(542,873)	(4,258,175)	(653,471)	(5,512,519)
Increase (decrease)	(96,774)	$(788,054)	950,280	$8,015,560
Class R6 Shares
Shares sold	11,022,323	$86,091,556	23,931,077	$201,759,214
Reinvestment of distributions	984,164	7,460,250	1,378,285	11,594,422
Shares reacquired	(7,831,693)	(60,350,368)	(9,922,185)	(83,650,750)
Increase	4,174,794	$33,201,438	15,387,177	$129,702,886

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2021. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, the Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also

Approval of Advisory Contract (concluded)

considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/22)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Schedule of Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 24, 2022